As filed with the Securities and Exchange Commission on April 15, 2016

1933 Act Registration No. 33-72424
1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 174	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 175	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

JoEllen L. Legg, Esq., Secretary
Financial Investors Trust
s1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

x	immediately upon filing pursuant to paragraph (b)
On (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 15, 2016

	Investor Class	Institutional Class
Seafarer Overseas Growth and Income Fund	SFGIX	SIGIX
Seafarer Overseas Value Fund	SFVLX	SIVLX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SEAFARER OVERSEAS GROWTH AND INCOME FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to provide long-term capital appreciation along with some current income. The Fund seeks to mitigate adverse volatility in returns as a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 calendar days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None
Total Other Expenses	0.40%	0.30%
Other Fund Expenses	0.25%	0.25%
Shareholder Service Plan Fees	0.15%	0.05%
Total Annual Fund Operating Expenses(1)	1.15%	1.05%
Fee Waiver and Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.15%	1.05%

1)	Expenses have been restated to reflect current fees.
2)
Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”) has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year(s) in which the fees and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

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Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes you purchase your shares on August 31, 2016, and reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although you actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$117	$365	$633	$1,396
Institutional Class	$107	$334	$579	$1,281

The Example does not include any sales charges that you may pay to a broker-dealer or other financial intermediary. If these sales charges were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended April 30, 2015, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend-paying common stocks, preferred stocks, convertible securities, and debt obligations of foreign companies (which the Fund regards as companies located outside the United States), foreign governments and their agencies, where “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection, in comparison to a portfolio that invests only in the common stocks of developing countries. The strategy of owning convertible bonds and dividend-paying equities is intended to help the Fund meet its investment objective while reducing the volatility of the portfolio’s returns.

The Fund can invest without constraint in the securities of companies located in developing countries. The Fund’s investment adviser, Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”), considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries. Currently, these nations include, but are not limited to:
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Africa:  Botswana, Ghana, Kenya, Mauritius, Morocco, Nigeria, Tunisia, South Africa, and Zimbabwe

East and South Asia:  Bangladesh, China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam

Emerging Europe:  Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Greece, Hungary, Lithuania, Kazakhstan, Poland, Romania, Russia, Serbia, Slovenia, Turkey, and Ukraine

Latin America:  Argentina, Brazil, Chile, Colombia, Jamaica, Mexico, Peru, and Trinidad and Tobago

Middle East:  Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Palestine, Qatar, and United Arab Emirates

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.

The Fund may also invest in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, and solely with respect to the geographical scope of the Fund, these nations include Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities.

The Fund may typically invest in convertible securities and debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.”  The Fund may allocate among equity and debt investments without limitation.

The Fund may generally invest in companies of any size or capitalization, including smaller companies. The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase.  The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.
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Principal Risks of the Fund

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances that could prevent the Fund from achieving its investment objective. These include additional risks that are not described here, but which are described in the Statement of Additional Information.  It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Common and Preferred Stock Risks
The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions.  The Fund may invest in preferred stocks. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Convertible Securities Risk
The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. Many convertible securities issued by companies based in developing countries are not rated by rating agencies, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Currency Risk
Changes in foreign currency exchange rates will affect the value of the Fund’s holdings and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.

Developing Country Risk
The term “developing country” generally denotes countries and economies that are in the initial stages of industrialization, or where such industrialization is not yet complete. Such countries generally have low per capita income. In addition to the risks of foreign securities in general, developing countries are generally more volatile and have relatively unstable governments; social and legal systems that do not protect shareholders; economies based on only a few industries; unstable and possibly elevated levels of inflation; potential for government seizure of assets or nationalization of companies; and securities markets that are substantially smaller, less liquid and more volatile, with less government oversight, than those in more developed countries.  Developing countries may be especially prone to currency-related risks.

Equity Securities Risk
The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

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Fixed Income Securities Risk
A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows.  Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield.

An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced.

Foreign Securities Risk
The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries in which the Fund invests, as well as broader regions; international relations with other nations; natural disasters; corruption; and military activity.

Foreign companies not publicly traded in the United States (U.S.) are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.  Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property.  Foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

High Yield or Junk Bond Risk
The Fund may invest in high yield securities. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Issuer Focus Risk
The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.  As a result, events affecting those issuers may have a greater impact on the Fund than on another fund that does not hold securities of such issuers to the same extent.

Liquidity Risk
Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

Managed Portfolio Risk
The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Risk
The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

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Sector Emphasis Risk
Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Trading Markets and Depositary Receipts Risk
Securities issued by companies based in developing countries may trade in the form of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security.  Depository receipts may not enjoy the same degree of liquidity as the underlying securities that they represent.  In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.  The bar chart depicts the change in performance from year to year during the periods indicated.  The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.
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Annual Total Returns
Institutional Class (SIGIX)
for years ended December 31

Best Quarter – Q1 2015	8.58%
Worst Quarter – Q3 2015	-14.55%

The Fund’s Institutional Class year-to-date return as of March 31, 2016 was 8.58%.

Average Annual Total Returns
For periods ended December 31, 2015

Fund Name	Return Type	1 Year	Since Inception (2/15/2012)
Seafarer Overseas Growth and Income Fund – Institutional	Before Taxes	-4.18%	3.69%
	After Taxes on Distributions(1)	-4.51%	2.80%
	After Taxes on Distributions and Sale of Fund Shares(1)	-2.14%	2.62%
Seafarer Overseas Growth and Income Fund – Investor(2)	Before Taxes	-4.32%	3.54%
MSCI Emerging Markets Total Return Index	No fees, expenses or taxes applied	-14.60%	-4.39%

(1)
After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

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(2)
After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.

Investment Adviser

Seafarer Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Managers

Andrew Foster is the Portfolio Manager for the Fund, and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Foster has held his role since the inception of the Fund in February 2012.

Purchase and Sale of Fund Shares

The Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum initial investment for the Investor Class is $2,500 for all accounts, except that the minimum initial investment is $1,000 for retirement and education savings accounts and $1,500 for automatic investment plan accounts. The minimum initial investment for the Institutional Class is $100,000 for all accounts. Investors generally may meet the minimum initial investment for the Institutional Class by aggregating multiple accounts within the Fund. If a shareholder invests in the Fund through a financial adviser or intermediary, the minimum initial investment for the Institutional Class may be met if that financial adviser or intermediary aggregates investments of multiple clients to meet the minimum. The minimum investment for subsequent purchases is $100 for both share classes.

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading. You may purchase and sell shares directly with the Fund through the Fund’s website at seafarerfunds.com, by telephone at 1-855-732-9220, by regular mail at P.O. Box 44474, Denver, Colorado 80201, or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for further information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SEAFARER OVERSEAS VALUE FUND

SUMMARY SECTION

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 calendar days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None
Total Other Expenses	1.33%	1.23%
Other Fund Expenses(1)	1.18%	1.18%
Shareholder Service Plan Fees	0.15%	0.05%
Total Annual Fund Operating Expenses	2.08%	1.98%
Fee Waiver and Expense Reimbursement(2)	-0.93%	-0.93%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.15%	1.05%

1)	“Other Expenses” are based on estimated amounts for the Fund’s first fiscal year.
2)
Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”) has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes respectively. This agreement (the "Expense Agreement") is in effect through August 31, 2017.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year(s) in which the fees and expenses were deferred.  This agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

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Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes you purchase your shares on August 31, 2016, and reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although you actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years
Investor Class	$117	$562
Institutional Class	$107	$531

The Example does not include any sales charges that you may pay to a broker-dealer or other financial intermediary. If these sales charges were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover is not available.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in common stocks, preferred stocks, and debt obligations of foreign companies (which the Fund regards as companies located outside the United States).

The Fund’s portfolio is generally comprised of securities identified through a bottom-up security selection process based on thorough fundamental research.  The Fund's investment adviser, Seafarer, Capital Partners, LLC ("Seafarer" or the "Adviser"), intends to employ a “value” style of investing.  A “value” style of investing emphasizes investing in companies that currently have low or depressed valuations, but which also have the prospect of achieving improved valuations in the future.  The Fund seeks to produce a minimum long-term rate of return by investing in securities priced at a discount to their intrinsic value.

The Fund can invest without constraint in the securities of companies located in developing countries.  Seafarer considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries.  Currently, these nations include, but are not limited to:
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Africa:  Botswana, Ghana, Kenya, Mauritius, Morocco, Nigeria, Tunisia, South Africa, and Zimbabwe

East and South Asia:  Bangladesh, China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam

Emerging Europe:  Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Greece, Hungary, Lithuania, Kazakhstan, Poland, Romania, Russia, Serbia, Slovenia, Turkey, and Ukraine

Latin America:  Argentina, Brazil, Chile, Colombia, Jamaica, Mexico, Peru, and Trinidad and Tobago

Middle East:  Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Palestine, Qatar, and United Arab Emirates

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.

The Fund may also invest in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries.  Currently, and solely with respect to the geographical scope of the Fund, these nations include, but are not limited to, Hong Kong and Singapore.

The Adviser determines a company’s location based on a number of factors.  A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities.

The Fund may typically invest in debt obligations of any quality or duration.  Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.”  The Fund may allocate among equity and debt investments without limitation.

The Fund may generally invest in companies of any size or capitalization, including smaller companies.  The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase.  The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

Principal Risks of the Fund

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances that could prevent the Fund from achieving its investment objective. These include additional risks that are not described here, but which are described in the Statement of Additional Information.  It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
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Common and Preferred Stock Risks
The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions.  The Fund may invest in preferred stocks. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Currency Risk
Changes in foreign currency exchange rates will affect the value of the Fund’s holdings and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.

Developing Country Risk
The term “developing country” generally denotes countries and economies that are in the initial stages of industrialization, or where such industrialization is not yet complete. Such countries generally have low per capita income. In addition to the risks of foreign securities in general, developing countries are generally more volatile and have relatively unstable governments; social and legal systems that do not protect shareholders; economies based on only a few industries; unstable and possibly elevated levels of inflation; potential for government seizure of assets or nationalization of companies; and securities markets that are substantially smaller, less liquid and more volatile, with less government oversight, than those in more developed countries.  Developing countries may be especially prone to currency-related risks.

Equity Securities Risk
The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

Fixed Income Securities Risk
A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows.  Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield.

An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced.

Foreign Securities Risk
The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries in which the Fund invests, as well as broader regions; international relations with other nations; natural disasters; corruption; and military activity.

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Foreign companies not publicly traded in the United States (U.S.) are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.  Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property.  Foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

High Yield or Junk Bond Risk
The Fund may invest in high yield securities. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Issuer Focus Risk
The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.  As a result, events affecting those issuers may have a greater impact on the Fund than on another fund that does not hold securities of such issuers to the same extent.

Liquidity Risk
Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

Managed Portfolio Risk
The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Risk
The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

New Fund Risk
The Fund is newly formed and therefore has limited performance history for investors to evaluate.

Sector Emphasis Risk
Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.
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Trading Markets and Depositary Receipts Risk
Securities issued by companies based in developing countries may trade in the form of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security.  Depository receipts may not enjoy the same degree of liquidity as the underlying securities that they represent.  In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Value Stock Risk
Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged.  Value stocks also may decline in price even though they are already undervalued.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations.  When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.  Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Investment Adviser

Seafarer Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Manager

Paul Espinosa and Andrew Foster are responsible for the day-to-day management of the Fund’s portfolio. Mr. Espinosa is the Lead Portfolio Manager of the Fund.  Mr. Foster is the Co-Portfolio Manager of the Fund.  The two portfolio managers have held such roles since the inception of the Fund in the second quarter of 2016.

Purchase and Sale of Fund Shares

The Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum initial investment for the Investor Class is $2,500 for all accounts, except that the minimum initial investment is $1,000 for retirement and education savings accounts and $1,500 for automatic investment plan accounts. The minimum initial investment for the Institutional Class is $100,000 for all accounts. Investors generally may meet the minimum initial investment for the Institutional Class by aggregating multiple accounts within the Fund. If a shareholder invests in the Fund through a financial adviser or intermediary, the minimum initial investment for the Institutional Class may be met if that financial adviser or intermediary aggregates investments of multiple clients to meet the minimum. The minimum investment for subsequent purchases is $100 for both share classes.

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading. You may purchase and sell shares directly with the Fund through the Fund’s website at seafarerfunds.com, by telephone at 1-855-732-9220, by regular mail at P.O. Box 44474, Denver, Colorado 80201, or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for further information on how to invest in the Fund.
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Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SEAFARER FUNDS

Seafarer Overseas Growth and Income Fund
Seafarer Overseas Value Fund

Investment Objectives and Principal Investment Strategies

This section describes the investment objectives and principal investment strategies of the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (each a “Fund” and collectively the “Funds”). See “More on Each Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about each Fund’s investments and the risks of investing.

Investment Objectives

The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income, and seeks to mitigate adverse volatility in returns as a secondary objective.

The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation.

The Funds’ Board of Trustees (the “Board”) may change a Fund’s investment objective or a Fund’s principal investment strategies without a shareholder vote. The Funds will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

Principal Investment Strategies

Seafarer Overseas Growth and Income Fund

Under normal market conditions, the Seafarer Overseas Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend-paying common stocks, preferred stocks, convertible securities, and debt obligations of foreign companies (which the Fund regards as companies located outside the United States), foreign governments and their agencies, where “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection, in comparison to a portfolio that invests only in the common stocks of developing countries. The strategy of owning convertible bonds and dividend-paying equities is intended to help the Fund meet its investment objective while reducing the volatility of the portfolio’s returns.

The Fund can invest without constraint in the securities of companies located in developing countries. The Fund’s investment adviser, Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”), considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries. Currently, these nations include, but are not limited to:

Africa:  Botswana, Ghana, Kenya, Mauritius, Morocco, Nigeria, Tunisia, South Africa, and Zimbabwe East and South Asia:  Bangladesh, China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam

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Emerging Europe:  Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Greece, Hungary, Lithuania, Kazakhstan, Poland, Romania, Russia, Serbia, Slovenia, Turkey, and Ukraine

Latin America:  Argentina, Brazil, Chile, Colombia, Jamaica, Mexico, Peru, and Trinidad and Tobago

Middle East:  Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Palestine, Qatar, and United Arab Emirates

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.

The Fund may also invest in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, and solely with respect to the geographical scope of the Fund, these nations include Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities.

The Fund may typically invest in convertible securities and debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.”  The Fund may allocate among equity and debt investments without limitation.

The Fund may generally invest in companies of any size or capitalization, including smaller companies.  The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase.  The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

Seafarer Overseas Value Fund

Under normal market conditions, the Seafarer Overseas Value Fund seeks to achieve its investment objective by investing primarily in common stocks, preferred stocks, and debt obligations of foreign companies (which the Fund regards as companies located outside the United States).

The Fund’s portfolio is generally comprised of securities identified through a bottom-up security selection process based on thorough fundamental research.  The Fund's investment adviser, Seafarer, intends to employ a “value” style of investing.  A “value” style of investing emphasizes investing in companies that currently have low or depressed valuations, but which also have the prospect of achieving improved valuations in the future.  The Fund seeks to produce a minimum long-term rate of return by investing in securities priced at a discount to their intrinsic value.

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The Fund can invest without constraint in the securities of companies located in developing countries.  Seafarer considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries.  Currently, these nations include, but are not limited to:

Africa:  Botswana, Ghana, Kenya, Mauritius, Morocco, Nigeria, Tunisia, South Africa, and Zimbabwe

East and South Asia:  Bangladesh, China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam

Emerging Europe:  Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Greece, Hungary, Lithuania, Kazakhstan, Poland, Romania, Russia, Serbia, Slovenia, Turkey, and Ukraine

Latin America:  Argentina, Brazil, Chile, Colombia, Jamaica, Mexico, Peru, and Trinidad and Tobago

Middle East:  Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Palestine, Qatar, and United Arab Emirates

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.

The Fund may also invest in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries.  Currently, and solely with respect to the geographical scope of the Fund, these nations include, but are not limited to, Hong Kong and Singapore.

The Adviser determines a company’s location based on a number of factors.  A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities.

The Fund may typically invest in debt obligations of any quality or duration.  Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.”  The Fund may allocate among equity and debt investments without limitation.

The Fund may generally invest in companies of any size or capitalization, including smaller companies.  The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase.  The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

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More on Each Fund’s Investments and Related Risks

The Funds’ investment objectives and principal investment strategies are described above under “Investment Objectives and Principal Investment Strategies.” This section provides additional information about the Funds’ investment strategies and certain portfolio management techniques the Funds may use, as well as the principal and other risks that may affect the Funds’ portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

Non-Principal Investment Strategies

Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies. These securities and strategies are not principal investment strategies of a Fund. If successful, they may benefit a Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s objective.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven (7) days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Temporary Defensive Investments/Cash and Cash Equivalents
Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. The Fund may also hold all or a portion of its uninvested cash in foreign currencies or their equivalents.

When-Issued and Delayed Delivery Securities
Each Fund may buy, sell, or receive by corporate action, securities on a when-issued or delayed delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade.

Borrowing and Leverage
Each Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund’s exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. Leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings.
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Cash Flows
The ability of a Fund to satisfy its investment objective depends to some extent on the portfolio manager’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). The manager will make investment changes to the Fund’s portfolio to accommodate cash flow while continuing to seek its investment objective.

Derivatives
Each Fund may use instruments referred to as derivative securities.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, spreads between interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). The portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. The Fund may use derivatives for hedging purposes. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging
Although each Fund is permitted to actively hedge currencies or assets, the Funds do not anticipate, under normal market conditions, actively hedging currencies or assets to any material extent. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Funds or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced or may be increased.

The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option. There can be no assurance that the Fund’s hedging strategies will be effective. The Fund is not required to engage in hedging transactions and the Fund may choose not to do so.

Foreign Exchange Transactions
Each Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for the purpose of settling transactions for securities denominated in foreign currencies. The Fund intends to conduct any foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific amount of currency at a future date, at a price and on a date set at the time of the contract. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions prevailing as the contract is struck.
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Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity.

Each Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the SEC. The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if: (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (i) above, as marked-to-market daily.

Each Fund may also (but is not required to) use the Currency Instruments described above to hedge against movements in a security the Fund owns or intends to acquire. Under normal market conditions, the Fund does not anticipate using such currency instruments to actively hedge exposures within the portfolio.

Because foreign currency transactions occurring in the inter-bank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Investment Limitations
Except with respect to the illiquid investment restrictions set forth above, all limitations on each Fund’s investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Portfolio Turnover
Each Fund is intended as a long-term investment vehicle. As such, it does not intend to engage in short-term trading; however, it may do so from time to time.  This means that a Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio manager believes an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income. Please note that shareholder activity (redemptions or subscriptions to the Fund) may influence the Fund’s portfolio turnover rate.

Principal and Non-Principal Risks
There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks and certain non-principal risks of each Fund are summarized in the Fund’s “Fund Summary” section above and further described in the following table. A Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. For additional information regarding risks of investing in a Fund, including other non-principal risks of a Fund, please see the Statement of Additional Information.
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	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
Cash Positions Risk	NP	NP
Common and Preferred Stock Risks	P	P
Convertible Securities Risk	P	NP
Currency Risk	P	P
Derivatives Risk	NP	NP
Developing Country Risk	P	P
Equity Securities Risk	P	P
Fixed Income Securities Risk	P	P
Foreign Securities Risk	P	P
High Yield or Junk Bond Risk	P	P
Initial Public Offerings Risk	NP	NP
Issuer Focus Risk	P	P
Liquidity Risk	P	P
Managed Portfolio Risk	P	P
Market Risk	P	P
New Fund Risk	N/A	P
Repurchase Agreements Risk	NP	NP
Risks Related to Expenses	NP	NP
Sector Emphasis Risk	P	P
Short-Term Trading Risk	NP	NP
Small- and Mid-Sized Company Risk	P	P
Trading Markets & Depositary Receipts Risk	P	P
Value Stock Risk	N/A	P

P = Principal risk
NP = Non-principal risk
N/A = Not applicable

Cash Positions Risk
When the Fund’s investments in cash or similar investments increase (which may occur in response to adverse market, economic or political conditions, or when the Adviser believes there are not sufficient investment opportunities that meet the Fund’s investment criteria), it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. Under such circumstances, the Fund may not achieve its investment objective.

Common and Preferred Stock Risks
Stock markets are volatile. The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The Fund may invest in the common stocks of companies that have historically paid dividends; however, there is no certainty that such companies that have historically paid dividends will continue to do so in the future. Dividend-paying common stocks, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.
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The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

The prices of common and preferred stocks, even those that pay regular dividends, can be highly volatile. Investors should not assume that the Fund’s investments in such securities will necessarily reduce the volatility of the price of the Fund’s shares (net asset value or “NAV”) or provide “protection,” compared to other types of securities, when markets perform poorly.

Convertible Securities Risk
The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. Many convertible securities issued by companies based in developing countries are not rated by rating agencies, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Fund to value such securities.

Currency Risk
When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, developing countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income, or may impose fees for doing so. Such controls may also affect the value of the Fund’s holdings. Certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. See “Taxes” below. Funds that may invest in securities denominated in, or which receive revenues in, foreign currencies are subject to this risk.

Developing countries are often less stable politically and economically than developed countries such as the United States, and investing in developing countries involves different and greater risks, including risks described under the heading “Foreign Securities Risks” below. The stock exchanges and brokerage industries of developing countries do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. Developing countries may be especially prone to currency-related risks.

Investments in developing countries may be subject to related volatility risk. The smaller size and lower levels of liquidity in developing countries, as well as other factors, may result in changes in the prices of securities in those countries that are more volatile than those of securities in more developed countries. This volatility can cause the Fund’s NAV to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

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Derivatives Risk
Under normal market circumstances, the Fund does not intend to invest in derivatives. However, it may do so for risk management purposes or as part of broader investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Also, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Developing Country Risk
The term “developing country” generally denotes countries and economies that are in the initial stages of industrialization, or where such industrialization is not yet complete. Such countries generally have low per capita income. In addition to the risks of foreign securities in general, developing countries are generally more volatile and have relatively unstable governments; social and legal systems that do not protect shareholders; economies based on only a few industries; unstable and possibly elevated levels of inflation; potential for government seizure of assets or nationalization of companies; and securities markets that are substantially smaller, less liquid and more volatile, with less government oversight, than those in more developed countries.  Developing countries may be especially prone to currency-related risks.

Equity Securities Risk
The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities generally have greater price volatility than fixed income securities.

Fixed Income Securities Risk
A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows.  Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield.  The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%.  Bond yields tend to fluctuate in response to changes in market levels of interest rates.  Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

An issuer may not make all interest payments or repay all or any of the principal borrowed. If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced.

Foreign Securities Risk
Foreign companies not publicly traded in the United States (U.S.) are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property.
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Investments in foreign issuers may be subject to various risks including, depending on the country in question, currency fluctuations; higher transaction costs; delayed settlement; possible controls on investment, including limitations on foreign ownership; expropriation and nationalization risks; sanctions or other measures by the United States or other governments; liquidity risks and extended trading halts; abnormally high price volatility; and less stringent investor protection and disclosure standards of foreign markets, such as the lack of availability of financial statements printed in English and different accounting standards versus U.S. Generally Accepted Accounting Principles (GAAP).

In order to gain exposure to certain foreign issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of developing countries (including countries in which the Fund invests, as well as broader regions); international relations with other nations; natural disasters; corruption and military activity.

The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Developing countries in Eastern Europe, Latin America, the Middle East and Africa may be similarly negatively affected by political, military, religious and economic factors. Political upheaval and associated events may occur more frequently in developing countries. United States military actions in much of the Middle East cannot be predicted.

Turmoil in developed countries may also impact contiguous developing countries. Western Europe’s fiscal position and related concerns may impact the emerging economies of Eastern Europe. Similarly, hunger and disease in Africa and the rise of religious radical groups can adversely impact the growth of emerging economies on the continent of Africa.
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The Fund cannot predict the effects of geopolitical events in the future on the United States and global economy and securities markets.

High Yield or Junk Bond Risk
The Fund may invest in high yield securities. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Initial Public Offerings (IPOs) Risk
IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on the Fund’s performance than when the Fund is larger. Although IPO investments have had a positive impact on the performance of some funds, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future, or that the Fund’s investments in IPOs will have a positive impact on the Fund’s performance.

Issuer Focus Risk
The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.  As a result, events affecting those issuers may have a greater impact on the Fund than on another fund that does not hold securities of such issuers to the same extent.

Liquidity Risk
Liquidity risk exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.  Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity and valuation risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities and foreign securities, particularly those of issuers located in developing countries.

Managed Portfolio Risk
The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses. There is no guarantee that Seafarer’s security selection techniques will achieve the Fund’s investment objective or produce desired results.

Market Risk
The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

New Fund Risk
The Fund is newly formed and therefore has limited performance history for investors to evaluate.
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Repurchase Agreements, Reverse Repurchase Agreements and Other Borrowings Risk
The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

A Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase the securities at an agreed upon price, date and rate of interest. The repurchase price under the agreements equals the price paid by a counterparty plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account an amount of cash, U.S. government securities or other liquid, high-grade debt securities at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

Risks Related to Expenses
Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater than those indicated.

Sector Emphasis Risk
Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Short-Term Trading Risk
Each Fund is not intended for short-term trading by investors. Investors who hold shares of the Fund for the short term, including market-timers, may harm the Fund and other shareholders by diluting the value of their shares, disrupting management of the Fund’s portfolio and causing the Fund to incur additional costs, which are borne by non-redeeming shareholders. The Fund attempts to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Fund attempts to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between the Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign markets and the closing time of U.S. markets (when the Fund’s NAV is calculated).

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Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies.   In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.  Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Trading Markets and Depositary Receipts Risk
Securities issued by companies based in developing countries may trade in the form of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security.  Depository receipts may not enjoy the same degree of liquidity as the underlying securities that they represent.  In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Value Stock Risk
Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged.  Value stocks also may decline in price even though they are already undervalued.

Disclosure of Portfolio Holdings

The Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities are described in the Funds’ Statement of Additional Information.

Management

Seafarer Capital Partners, LLC, subject to the authority of the Board of Trustees, is responsible for the overall management and administration of each Fund’s business affairs. The Adviser commenced business operations in 2011, and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 1100 Larkspur Landing Circle, Suite 375, Larkspur, CA, 94939.

Pursuant to the Investment Advisory and Management Agreement (the “Advisory Agreement”), the Seafarer Overseas Growth and Income Fund pays the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets, and the Seafarer Overseas Value Fund pays the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets. The management fee for both Funds is paid on a monthly basis.

Each Fund has adopted a Shareholder Services Plan (the “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable.

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The Adviser has agreed to contractually waive and/or reimburse fees or expenses in order to limit each Fund’s Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to, in the case of the Seafarer Overseas Growth and Income Fund, 1.15% and 1.05%, and in the case of the Seafarer Overseas Value Fund, 1.1.5% and 1.05% of such Fund’s average daily net assets for the Investor and Institutional share classes respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees.

The initial term of the Advisory Agreement is, separately with respect to each Fund, two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of the Seafarer Overseas Growth and Income Fund’s Advisory Agreement and the initial approval of the Seafarer Overseas Value Fund’s Advisory Agreement will be provided in the Funds’ Annual Report to shareholders for the period ended April 30, 2016.

During the most recent fiscal year ended April 30, 2015, the Seafarer Overseas Growth and Income Fund paid the following aggregate advisory fees, expressed as a percentage of daily net assets (net of waivers), to the Fund’s investment adviser. The Seafarer Overseas Value Fund had not yet commenced operations as of such date.

Fund Name	Aggregate Fee Paid to Adviser (as a percentage of daily net assets, net of waivers)
Seafarer Overseas Growth and Income Fund	0.72%

Adviser’s Philosophy

Seafarer believes that disciplined active management, applied over a long-term horizon, can enhance investment performance and mitigate portfolio volatility.

Seafarer believes that structural inefficiencies exist within the financial markets of most developing countries. These inefficiencies can give rise to persistent mispricing of individual securities. Such inefficiencies may result from pronounced fluctuations in liquidity conditions, which can distort valuations; alternatively, they may arise from information asymmetries, where market participants misjudge the quality and growth prospects of a given business.

Seafarer further believes that most benchmark indices used to measure the performance of developing markets may incorporate certain shortcomings or biases. These biases mean that popular benchmarks may not fully represent the underlying economic and financial activity that they are supposed to track. Seafarer thinks the presence of these two anomalies – mispriced individual securities, and benchmarks that incorporate biases – might provide an opportunity to enhance long-term investment performance for the benefit of shareholders.

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Seafarer’s Growth and Income strategy follows two steps:  first, Seafarer seeks to identify and invest in those companies capable of generating sustained growth, but whose prospects have not been widely appreciated by financial markets. Second, Seafarer aims to build diversified and low-turnover portfolios that emulate the characteristics of a reasonable index – one that represents underlying economic activity in select developing markets, and which avoids the biases and shortcomings that Seafarer believes are inherent in standard benchmarks in the developing world.

Seafarer’s Value strategy utilizes a research-driven, bottom-up security selection process based on thorough fundamental research.  The process begins when Seafarer identifies, in abstract, the financial and operating conditions that might give rise to value-oriented investment opportunities.  Collectively, Seafarer refers to these conditions as “sources of value,” and they span circumstances such as the turnaround of a company in distress, or the sale of a company in which the transaction might unlock value.  Seafarer then screens the developing country universe with criteria specifically developed to identify companies in such circumstances.  Next, for each prospective investment candidate, Seafarer conducts a thorough analysis of the company’s underlying financial condition and corporate business prospects.  Seafarer also makes forecasts regarding a normalized (e.g., non-distressed or a-cyclical) condition of the company’s balance sheets and cash flow, and then uses this information to estimate the company’s intrinsic value.  Seafarer may visit the company in order to validate preliminary conclusions and refine underlying assumptions. When possible, Seafarer attempts to compare and benchmark the prospects of the investment candidate against similar historical cases in other parts of the world.  Seafarer then selects certain securities for the strategy.  Subsequent management visits allow Seafarer to track the company’s progress toward normalization, i.e. the narrowing (or cessation) of the “discount to intrinsic value.”

Seafarer believes that fundamental research on individual companies is the best means by which to capitalize on persistent inefficiencies in financial markets. Seafarer constructs portfolios from the “bottom up,” meaning that it selects individual securities based on their specific merits.

Seafarer believes its process is best suited to a long-term investment horizon. Seafarer avoids chasing short-term investment themes or trying to time markets.

Seafarer’s objective is to provide long-term investment portfolios that offer sustainable growth, reasonable income, suitable diversification and which mitigate volatility. Seafarer’s goal is to build lasting wealth for its clients over time.

Portfolio Managers

More information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Funds is included in the Statement of Additional Information.

Each portfolio manager is responsible for the day-to-day operation of the respective Fund, and has served as such Fund’s portfolio manager from the Fund’s inception.

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Fund	Portfolio Manager(s)	Experience
Seafarer Overseas Growth and Income Fund	Andrew Foster
Andrew Foster is the Portfolio Manager of the Seafarer Overseas Growth and Income Fund, and has been so since its inception in February 2012. He is also the Chief Executive Officer and Chief Investment Officer of Seafarer Capital Partners, LLC, investment adviser to the Fund.

Before founding Seafarer Capital Partners in 2011, Mr. Foster was a Lead Portfolio Manager, Acting Chief Investment Officer, and Director of Research at Matthews International Capital Management, LLC, adviser to the Matthews Asia Funds. Mr. Foster began his career in the investment industry at Matthews in 1998.
Mr. Foster holds an A.B. in Public Policy and a secondary degree in Economics from Stanford University and an M.B.A. from INSEAD in France.
Seafarer Overseas Value Fund	Paul Espinosa Andrew Foster	Paul Espinosa is the Lead Portfolio Manager of the Seafarer Overseas Value Fund, and has been so since its inception in the second quarter of 2016.

Since joining Seafarer Capital Partners in 2014, Mr. Espinosa has served as a Senior Analyst and as an Associate Portfolio Manager.  Previously, Mr. Espinosa was a London-based equity research analyst at Legg Mason.  He focused on global emerging markets and was responsible for stock selection in the industrial and consumer sectors.  Prior to joining Legg Mason, Mr. Espinosa performed the same function with the same team at Citigroup Asset Management.  His previous experience includes equity research at J.P. Morgan Investment Management.

Mr. Espinosa holds an A.B. in Economics with Honors from Brown University. He is a Chartered Financial Analyst.
Mr. Foster is the Co-Portfolio Manager of the Seafarer Overseas Value Fund, and has been so since its inception in the second quarter of 2016. His experience is described above.

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Administrator, Transfer Agent, and Distributor

ALPS Fund Services, Inc. serves as the Funds’ administrator, fund accounting agent and transfer agent, and ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

Buying and Redeeming Shares

The following tables provide a summary of certain information about how to buy, exchange or redeem shares. The information in these tables is qualified in its entirety by the detailed descriptions that follow. You should read these tables in conjunction with the rest of the information in this section.

Investment Minimums*
	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,500 for all accounts, except that the minimum initial investment is $1000 for retirement and education savings accounts and $1500 for automatic investment plan accounts.
$100,000 for all accounts. Investors generally may meet the minimum initial investment by aggregating multiple accounts within the Fund.  If a shareholder invests through a financial adviser or intermediary, the minimum initial investment may be met if that financial adviser or intermediary aggregates investments of multiple clients to meet the minimum.

Minimum Subsequent Investment	$100	$100

*	Each Fund reserves the right to waive or change investment minimums, in general or for accounts as sold through specific financial intermediaries. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums. The Funds cannot necessarily ensure that various financial intermediaries will enforce investment minimums. Employees of the Adviser and their families are not subject to any initial or subsequent investment minimums.

Opening An Account
By Mail	You may obtain an account application by calling 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday, or via the Funds’ website at seafarerfunds.com.
Please mail your completed account application and a personal check payable to Seafarer Funds to:
	Regular Mail: Seafarer Funds P.O. Box 44474 Denver, CO 80201	Overnight Mail: Seafarer Funds 1290 Broadway, Suite 1100 Denver, CO 80203
Online	Please visit seafarerfunds.com.
By Broker / Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
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By Wire
To open an account and make an initial investment by wire, please first complete an account application form (see the options above).

After the Fund has received your completed account application form at one of the addresses listed above, you will receive an account number.  Please ensure that your bank receives this account number as part of your wiring instructions.

For more details on wiring instructions, please call 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday, or visit seafarerfunds.com/wiring-instructions.

Please note that most banks charge fees when sending wires.

Adding To An Account (Subsequent Investment)
Existing Investor and Institutional Class shareholders may purchase additional shares of the same class for all authorized accounts through the methods described below.
By Mail
Please send a letter (with your account number) or statement stub to the Fund, or complete a subscription form (available at seafarerfunds.com or by calling 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday).

Mail the letter or completed form, along with a personal check payable to Seafarer Funds, to:
	Regular Mail: Seafarer Funds P.O. Box 44474 Denver, CO 80201	Overnight Mail: Seafarer Funds 1290 Broadway, Suite 1100 Denver, CO 80203
Online
Before you can make a subsequent investment online, you must first establish online account access.  You will need your Fund account number and your Social Security Number to establish online account access. Visit seafarerfunds.com and select Account Login, where you will be able to create a user ID and password.

Via Automatic Investment Plan
You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the account application.

Additionally, you may establish an Automatic Investment Plan by completing the Account Options Form available at seafarerfunds.com.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire
Please call us at 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday, and inform us that you will be wiring funds.

Please ensure that your bank receives your Fund account number as part of your wiring instructions. For more details on wiring instructions, please call 1-855-732-9220 or visit seafarerfunds.com/wiring-instructions.

Please note that most banks charge fees when sending wires.

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Selling Shares (Redeeming Your Investment)
By Mail	Please send a letter to the Fund, or complete a redemption form (available at seafarerfunds.com or by calling 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday).
Mail the letter or completed form to:
	Regular Mail: Seafarer Funds P.O. Box 44474 Denver, CO 80201	Overnight Mail: Seafarer Funds 1290 Broadway, Suite 1100 Denver, CO 80203

Please include your name, account number and sale amount in dollars or shares.  Please ensure that each owner of the account signs the letter or form.

For security purposes, a medallion signature guarantee will be required if:

1.  Your written request is for an amount over $250,000; or

2.  A change of address was received by the Fund’s transfer agent within the last 30 days; or

3.  The money is to be sent to a destination other than your bank account or address of record.

For more information on obtaining a medallion signature guarantee, see “Medallion Signature Guarantees” in this Prospectus.

By Phone
Please call 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday to redeem your shares.

When you open your account you will automatically have the ability to redeem shares by telephone unless you specify otherwise on your account application.  To change your telephone preferences, please complete the Account Options Form available at seafarerfunds.com or call 1-855-732-9220.
PLEASE NOTE:  Redemption by phone is not available for retirement or education savings accounts.

By Wire
If you have previously established wiring instructions for your account, please call 1-855-732-9220 to redeem your shares, or complete a redemption form available at seafarerfunds.com.  Please note that your bank may charge a fee in order to process the wire.

If you have an open account, but have not previously established wiring instructions for that account, please send us a written request to add such wiring instructions to your account.  In order to do this, please complete the Transaction Request Form or Account Options Form available at seafarerfunds.com or call 1-855-732-9220.

Online
Before you can sell shares online, you must first establish online account access.  You will need your Fund account number and your Social Security Number to establish online account access. Visit seafarerfunds.com and select Account Login, where you will be able to create a user ID and password.

By Broker / Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

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ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid medallion signature guarantee form, when changing certain information in an account (i.e., wiring instructions etc.).  For information on obtaining a medallion signature guarantee, see “Medallion Signature Guarantees” in this Prospectus.

Classes of Shares
Each Fund offers two classes of shares, an Investor Class and an Institutional Class.

Each share class of such Fund represents an investment in the same portfolio of securities, but each share class has its own charges and expense structure. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class.
With certain exceptions, the Institutional Class shares are typically offered only to those investors that purchase at least the prescribed minimum amount of the Fund. Institutional Class shares are offered directly, via the Fund’s transfer agent, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers).  Such intermediaries may require payments for the provision of distribution, administrative or shareholder retention services, and networking and/or omnibus account fees.  Some of the foregoing payments may be borne by the Adviser or other service providers to the Fund; some payments (except those related to distribution) may be borne directly by the Fund.

Not all financial intermediaries offer all classes of shares.  Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.  If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.  Certain classes have higher expenses than other classes, which may lower the return on your investment.

Shareholder Services Plan for Investor Class and Institutional Class Shares
Each Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes.  Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders.  Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for the particular Participating Organization’s products, programs, platform and accounts.

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The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional classes, respectively.  Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.  Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund.

Apart from the Services Plan, the Adviser may use revenues from its advisory fees, as well as past profits or its resources from any other source, to make payments to the Distributor of the Funds or other parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares.  The Funds’ Distributor or other service providers may also use past profits or resources from any other source to make payments with respect to the distribution of the shares of the Fund.  However, any such distribution payments made by the Adviser, Distributor or service providers are not expenses that will be borne by the Services Plan.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Adviser or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to the fees disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Adviser or the Distributor and their affiliates, or any other fees or expenses it charges.

Payments to Broker-Dealers or Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Administrative Fees (Networking, Omnibus Positioning Fee)
Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Funds.  Transactions may be processed through the NSCC or similar systems or processed on a manual basis.  These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries.  In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Investment Minimums
For each Fund, the minimum initial investment for the Investor Class is $2,500 for all accounts, except that the minimum initial investment is $1000 for retirement and education savings accounts and $1500 for automatic investment plan accounts. The minimum initial investment for the Institutional Class is $100,000 for all accounts.  Investors generally may meet the minimum initial investment for the Institutional Class by aggregating multiple accounts within the Fund.  If a shareholder invests in the Fund through a financial adviser or intermediary, the minimum initial investment for the Institutional Class may be met if that financial adviser or intermediary aggregates investments of multiple clients to meet the minimum.  The minimum investment for subsequent purchases is $100 for both share classes.

The Funds reserve the right to waive or change investment minimums, in general or for accounts as sold through specific financial intermediaries.  For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.  The Funds cannot necessarily ensure that various financial intermediaries will enforce investment minimums.

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Employees of the Adviser and their families are not subject to any initial or subsequent investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with a Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time).  If the NYSE closes early, you must place your order prior to the actual closing time.  Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE.  It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund.  Otherwise, you will receive the next business day’s price.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Seafarer Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

Investors may be charged a fee if they effect transactions through a broker or agent. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, each Fund is available only to U.S. citizens and/or residents.

The Funds will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

Automatic Investment Plans
Automatic Investment Plans allow you to make regular investments in a Fund through automatic deductions from your bank account.  Automatic Investment Plans are offered for both the Investor and Institutional share classes.  You may establish an Automatic Investment Plan when you open your account or, for an existing account, by completing the Account Options Form available at seafarerfunds.com.  The minimum automatic deduction is $100 per month or quarter. There is no charge to participate in a Fund’s Automatic Investment Plan. You can stop the deductions at any time by notifying the Fund in writing or via telephone at 1-855-732-9220.

Redeeming Shares
Redemptions, like purchases, may be made directly through the Funds or through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing, redemption or service fee in connection with the redemption of shares.

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Redemption Payments
In all cases, your redemption price is the net asset value per share next determined after your request is received in good order.  Redemption proceeds normally will be sent within seven (7) days.  However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to seven (7) business days.  Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application.  Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a medallion signature guarantee, as described in “Medallion Signature Guarantees” in this Prospectus.

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind
Each Fund reserves the right to make redemption payments in securities rather than cash. If a Fund deems it advisable that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund.  A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets).  However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind.  Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges and other transaction-related fees on the sale of any securities received as a result of a redemption in-kind.

Medallion Signature Guarantees
A medallion signature guarantee assures that a signature is genuine.  It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons.  Each Fund requires a medallion signature guarantee on any written redemption over $250,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes.  Medallion signature guarantees must be obtained from a participant in a medallion program endorsed by the Securities Transfer Association.  Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the Financial Industry Regulatory Authority, Inc. or members of the New York Stock Exchange.  Call your financial institution to find out if it participates in a medallion program, or call the Fund at 1-855-732-9220 for information on obtaining a medallion signature guarantee.

Redemption Fees
If you sell your shares of a Fund after holding them 90 calendar days or less, a 2.00% redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other transaction costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within a Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

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The Funds may also permit waivers of the short-term redemption fee for the following transactions:

•	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;
•	Redemptions related to a disability as defined by Internal Revenue Service requirements;
•	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;
•	Redemptions due to divorce for shares transferred pursuant to a divorce decree;
•	Redemptions of shares through a systematic withdrawal plan;
•	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;
•	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;
•	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;
•	Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund;
•	Redemptions in-kind;
•	Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board of Trustees;
•	Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;
•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and
•	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. Certain intermediaries may charge additional fees in association with redemptions.  If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether and how short-term redemption fees will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

Share Class Transfers
Fund shareholders may transfer shares between the Investor and Institutional classes.  Share class transfers must generally meet the minimum investment requirements described in “Investment Minimums” in this Prospectus, though each Fund reserves the right to waive or change investment minimums.  A share class transfer is generally not considered a taxable transaction and is not subject to a short-term redemption fee.  You may request a share class transfer by telephone or by mail.  Please call Shareholder Services at 1-855-732-9220 for more information.

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Exchanging Shares

If you have held all or part of your shares in a Fund for at least seven (7) days, you may exchange those shares for shares of the same class of the other Fund, so long as such Fund is available for sale in your state and meets your investment criteria.

Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold. If you are an existing shareholder of a Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-deferred account. Transfers between classes of a single Fund are generally not considered a taxable transaction (see “Share Class Transfers” above).

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

Share Transactions

Small Account Balances/Mandatory Redemptions

If at any time your account balance falls below the applicable minimum initial investment amount for the share class and type of account described under “Investment Minimums” in this Prospectus due to redemptions, a letter may be sent advising you to add to your account to meet the applicable minimum account balance, to transfer your shares to another share class of the Fund for which you are eligible, or to redeem the remaining shares in your account. If action is not taken within 30 days of the notice, the Fund may require mandatory redemption of shares, or the Fund may elect to transfer the shares to another share class of the Fund for which you are eligible. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Each Fund reserves the right to waive or change investment minimums. Employees of the Adviser and their families are not subject to any initial or subsequent investment minimums.

Share Certificates

The Funds do not issue share certificates.

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Verification of Accounting Statements

You must contact the Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Funds may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire / Insufficient Funds Policy

Each Fund reserves the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. Each Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Frequent Purchases and Sales of Fund Shares

Because of the risks associated with an investment in the Funds, and so that you can better manage volatility in each Fund’s NAV, the Funds recommend that you invest only for the long term. Short-term buying and selling of shares of a Fund may have detrimental effects on the Fund and other shareholders. Short-term trading and market timing can disrupt the management of the Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders.

The Board has adopted policies and procedures designed to deter frequent purchases and redemptions, and to seek to prevent market timing. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject, in their sole discretion, any purchase order from any investor the Funds believe has a history of abusive trading or whose trading, in the Funds’ judgment, has been or may be disruptive to the Funds. Each Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

If you sell your shares of a Fund after holding them 90 calendar days or less, a 2.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other transaction costs associated with short-term shareholder trading.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in a Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

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Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Funds will be able to detect or prevent all practices that may disadvantage a Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Funds’ securities for the purpose of determining a Fund’s NAV. The valuation of the securities of a Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/ dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because a Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). Each Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

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Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Funds invest, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in a Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Funds’ Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

Dividends and Distributions

In general, it is each Fund’s policy to distribute to its shareholders substantially all net investment income, paid out via two semi-annual dividends, in June and December. It is also each Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers.

Income dividend distributions are derived from interest and other income each Fund receives from its collateral holdings and include distributions of short-term capital gains. Such income is netted with Fund expenses to determine the income dividend. Long-term capital gain distributions are derived from gains realized when a Fund sells an investment it has owned for more than a year, from capital gain distributions from securities in which the Fund own an investment, or from transactions in exchange-traded futures that qualify as section 1256 contracts, which may generate both short- term and long-term capital gains distributions.

A Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your account settings at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.
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Taxes

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Funds for U.S. persons and does not address any foreign, state or local tax consequences. For purposes of this discussion, U.S. persons are:

•	U.S. citizens or residents;
•	U.S. corporations;
•	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
•
a trust, if a court within the United States is able to exercise primary supervision over its administration and  one or  more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax- exempt organizations, (ii) shareholders holding shares through tax-advantaged  accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non- financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Funds, investors should see the Statement of Additional Information under “TAXES – Taxation of the Funds.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Funds.

The Funds intend to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a “regulated investment companies” (or RICs) and thus do not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Funds also intend to meet certain distribution requirements such that neither Fund is subject to U.S. federal income tax in general. If a Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Funds will satisfy these distribution requirements.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to the shareholders.

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Distributions of net capital gains that are properly designated by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Funds do not expect a significant portion of their distributions to derive from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends they receive from a Fund to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

A Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from securities which it owns, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. A Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. A Fund may realize ordinary income from distributions from securities, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is currently 20%. For more information, see the Statement of Additional Information under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is taxable. You can avoid this, if you choose, by investing after a Fund has paid a dividend.

Sale of Fund Shares

A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income.  The deductibility of capital losses is subject to significant limitations.  For more information, see the Statement of Additional Information under “TAXES – Sale or Redemption of Shares.”

Redemption of Fund Shares

A shareholder who redeems shares in a Fund generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the amount received in the redemption of the exchange (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of a Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of a Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon redemption of shares of a Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the shares have been held for one year or less. The deductibility of capital losses is subject to significant limitations.   For more information, see the Statement of Additional Information under “TAXES –Sale or Redemption of Shares.”

Taxation of Certain Investments

A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes paid by a Fund, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Funds make no assurances regarding their ability or willingness to so elect. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. For more information, see the Statement of Additional Information under “TAXES – Special Tax Considerations.”

A Fund may, at times, buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in a Fund’s ordinary income to the extent required by applicable law. Even though payment of that amount is not received until a later time and will be subject to the risk of nonpayment, it will be distributed to shareholders as taxable dividends. A Fund may also buy investments in the secondary market that are treated as having a market discount. Generally, a gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but a Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Other Foreign Tax Issues

The Fund’s investments in India may be subject to short-term capital gains tax in that country. The tax is levied on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Fund accrues a deferred tax liability for net unrealized short-term gains in excess of available carry forwards on Indian securities. This accrual may reduce the Fund’s net asset value.

In addition, the Fund may be subject to other foreign tax regulations on income and capital gains. For a more complete discussion of such issues, please refer to the Statement of Additional Information.

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Surtax on net Investment Income

A surtax of 3.8% applies to net investment income of a non- corporate taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in a Fund. For information regarding the surtax on net investment income, see the Statement of Additional Information under “TAXES – Surtax on Net Investment Income.”

Backup Withholding

The Funds are also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Funds certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the Statement of Additional Information under “TAXES – Backup Witholding.”

Foreign Accounts

Shareholders that invest in a Fund through foreign accounts may be subject to a 30% withholding tax on:  (i) income dividends paid by the Fund, and (ii) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.

This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements.  For more information regarding withholding with respect to foreign accounts, see the Statement of Additional Information under “TAXES – Foreign Accounts.”

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

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Financial Highlights

The financial highlights tables are intended to help you understand the Seafarer Overseas Growth and Income Fund’s financial performance for each fiscal period shown. Please note that the financial highlights information in the following tables represents the financial highlights for the Fund through April 30 for each fiscal period shown below, as well as unaudited information for the semi-annual period ended October 31, 2015. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from unaudited information for the semi-annual period ended October 31, 2015 as well as the Fund’s financial statements for the period ended April 30, 2015, which were audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report for the period ended April 30, 2015, and which is available upon request by calling the Fund at 1-855-732-9220.

Because the Seafarer Overseas Value Fund has not commenced operations as of the date of this Prospectus, there are no financial highlights for that Fund.

Seafarer Overseas Growth and Income Fund

Financial Highlights, Investor Class
For a share outstanding through the periods presented.

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)
Effective September 1, 2015, the Adviser agreed to limit expenses to 1.15%. Prior to September 1, 2015, the Adviser agreed to limit expenses to 1.25% for the period September 1, 2014 through August 31, 2015. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.40%.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Less than 0.5%.
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Seafarer Overseas Growth and Income Fund

For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period February 15, 2012 (Inception) to April 30, 2012
$12.64	$11.58	$11.91	$10.18	$10.00

0.10	0.14	0.19	0.10	0.05
(1.71)	1.26	0.02	1.74	0.13
(1.61)	1.40	0.21	1.84	0.18

(0.06)	(0.19)	(0.26)	(0.11)	–
–	(0.15)	(0.28)	(0.00)(b)	–
(0.06)	(0.34)	(0.54)	(0.11)	–
0.00(c)	0.00(c)	0.00(c)	0.00(c)	–
(1.67)	1.06	(0.33)	1.73	0.18
$10.97	$12.64	$11.58	$11.91	$10.18

(12.80%)	12.55%	1.93%	18.24%	1.80%

$354,474	$53,543	$27,181	$26,348	$1,443

1.20%(e)	1.30%	1.78%	2.82%	18.96%(e)
1.20%(e)(f)	1.30%(f)	1.40%	1.49%	1.60%(e)
1.83%(e)	1.19%	1.66%	0.90%	2.61%(e)
0%(h)	28%	51%	39%	5%
51

Seafarer Overseas Growth and Income Fund

Financial Highlights, Institutional Class
For a share outstanding through the periods presented.

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Effective September 1, 2014 the Adviser agreed to limit expenses to 1.05%. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.25%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Less than 0.5%.
52

Seafarer Overseas Growth and Income Fund

For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period February 15, 2012 (Inception) to April 30, 2012
$12.66	$11.59	$11.91	$10.18	$10.00

0.13	0.15	0.21	0.14	0.04
(1.74)	1.28	0.02	1.71	0.14
(1.61)	1.43	0.23	1.85	0.18

(0.06)	(0.21)	(0.27)	(0.12)	–
–	(0.15)	(0.28)	(0.00)(b)	–
(0.06)	(0.36)	(0.55)	(0.12)	–
0.00(c)	0.00(c)	0.00(c)	0.00(c)	–
(1.67)	1.07	(0.32)	1.73	0.18
$10.99	$12.66	$11.59	$11.91	$10.18

(12.77%)	12.76%	2.12%	18.33%	1.80%

$345,608	$129,714	$46,624	$11,486	$1,346

1.05%(e)	1.18%	1.61%	2.88%	21.65%(e)
1.05%(e)	1.10%(f)	1.25%	1.35%	1.45%(e)
2.26%(e)	1.30%	1.89%	1.28%	2.00%(e)
0%(h)	28%	51%	39%	5%
53

FACTS	What do the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (the “Funds”) Do with Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account transactions
•  Account balances and transaction history
•  Wire transfer instructions

How?
All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons ﬁnancial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Seafarer Overseas Growth and Income Fund or the Seafarer Overseas Value Fund Share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share.
For joint marketing with other ﬁnancial companies	No	We do not share.
For our afﬁliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our afﬁliates’ everyday business purposes— information about your creditworthiness	No	We do not share.
For nonafﬁliates to market to you	No	We do not share.
QUESTIONS?	Call 1-855-732-9220 or visit seafarerfunds.com
Who we are
Who is providing this notice?	The Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund
54

What we do
How does each Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured ﬁles and buildings.
How does each Fund collect my personal information?	We collect your personal information, for example, when you • open an account • provide account information or give us your contact information • make a wire transfer or deposit money
Why can’t I limit all sharing?
Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes-information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies. • The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-afﬁliated ﬁnancial companies that together market ﬁnancial products or services to you. • The Funds do not jointly market.
Other Important Information
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

55

ADDITIONAL INFORMATION ABOUT THE FUNDS

Shareholder Reports
Annual and Semi-Annual Reports to shareholders provide additional information about the Funds’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information
The Statement of Additional Information provides more detailed information about the Funds. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships
The Funds send only one report to a household if more than one account has the same address. Contact the Transfer Agent at 1-855-732-9220 if you do not want this policy to apply to you.

How to Obtain Additional Information
You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at 1-855-732-9220, by writing the Funds at Seafarer Funds, P.O. Box 44474, Denver, Colorado 80201, or by calling your financial consultant.  This information is also available free of charge on the Funds’ website at seafarerfunds.com.

You can also review a Fund’s shareholder reports, Prospectus and Statement of Additional Information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520.  Information about the public reference room may be obtained by calling 202-551-8090.  You can get the same reports and information free from the EDGAR Database on the Commission’s website at www.sec.gov.

If someone makes a statement about a Fund that is not in this Prospectus, you should not rely upon that information.  Neither the Funds nor the Distributor is offering to sell shares of a Fund to any person to whom that Fund may not lawfully sell its shares.

(Investment Company Act File no. 811-8194)
56

April 15, 2016

SEAFARER OVERSEAS GROWTH AND INCOME FUND

SEAFARER OVERSEAS VALUE FUND

STATEMENT OF ADDITIONAL INFORMATION

Name of Fund	Ticker
	Investor Class	Institutional Class
Seafarer Overseas Growth and Income Fund	SFGIX	SIGIX
Seafarer Overseas Value Fund	SFVLX	SIVLX

Seafarer Funds
P.O. Box 44474
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Investor Class Shares and Institutional Class Shares (collectively, the “Shares”) of the Funds listed above, each of which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own investment objective and policies. Seafarer Capital Partners, LLC (the “Adviser”) is the investment adviser of the Funds.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by each Fund’s current prospectus dated April 15, 2016, as supplemented from time to time (each, the “Prospectus” and together, the “Prospectuses”). This SAI supplements and should be read in conjunction with the Prospectuses, a copy of each of which may be obtained without charge by writing the Funds at the address listed above, or by calling the Funds’ transfer agent at 1-855-732-9220. The Funds’ most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about two series of the Trust, the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (each a “Fund,” collectively, the “Funds”). Each Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

Each Fund is advised by Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”).

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. Each Fund is classified as diversified.

What are the Funds’ Investment Objectives?

•	The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income, and seeks to mitigate adverse volatility in returns as a secondary objective.
•	The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Prospectuses.

The Trust’s Board of Trustees (the “Board”) may change this objective or a Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

Investment Strategies and Risks

Each of the Funds’ principal investment strategies and the principal risks associated with those strategies are described in the Prospectuses. The following section describes each Fund’s principal investment strategies.

Principal Investment Strategies

Seafarer Overseas Growth and Income Fund

Under normal market conditions, the Seafarer Overseas Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend-paying common stocks, preferred stocks, convertible securities, and debt obligations of foreign companies (which the Fund regards as companies located outside the United States), foreign governments and their agencies, where “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection, in comparison to a portfolio that invests only in the common stocks of developing countries. The strategy of owning convertible bonds and dividend-paying equities is intended to help the Fund meet its investment objective while reducing the volatility of the portfolio’s returns.

The Fund can invest without constraint in the securities of companies located in developing countries. The Fund’s investment adviser, Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”), considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries. Currently, these nations include, but are not limited to:

Africa: Botswana, Ghana, Kenya, Mauritius, Morocco, Nigeria, Tunisia, South Africa, and Zimbabwe

East and South Asia: Bangladesh, China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam

Emerging Europe: Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Greece, Hungary, Lithuania, Kazakhstan, Poland, Romania, Russia, Serbia, Slovenia, Turkey, and Ukraine

Latin America: Argentina, Brazil, Chile, Colombia, Jamaica, Mexico, Peru, and Trinidad and Tobago

Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Palestine, Qatar, and United Arab Emirates

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.

The Fund may also invest in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, and solely with respect to the geographical scope of the Fund, these nations include Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities.

The Fund may typically invest in convertible securities and debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.” The Fund may allocate among equity and debt investments without limitation.

The Fund may generally invest in companies of any size or capitalization, including smaller companies. The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase. The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

Seafarer Overseas Value Fund

Under normal market conditions, the Seafarer Overseas Value Fund seeks to achieve its investment objective by investing primarily in common stocks, preferred stocks, and debt obligations of foreign companies (which the Fund regards as companies located outside the United States).

The Fund’s portfolio is generally comprised of securities identified through a bottom-up security selection process based on thorough fundamental research. The Fund’s investment adviser, Seafarer, intends to employ a “value” style of investing. A “value” style of investing emphasizes investing in companies that currently have low or depressed valuations, but which also have the prospect of achieving improved valuations in the future. The Fund seeks to produce a minimum long-term rate of return by investing in securities priced at a discount to their intrinsic value.

The Fund can invest without constraint in the securities of companies located in developing countries. Seafarer considers that most nations in Africa, East and South Asia, Emerging Europe, Central and South America (“Latin America”), and the Middle East are developing countries. Currently, these nations include, but are not limited to:

Africa: Botswana, Ghana, Kenya, Mauritius, Morocco, Nigeria, Tunisia, South Africa, and Zimbabwe

East and South Asia: Bangladesh, China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam

Emerging Europe: Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Greece, Hungary, Lithuania, Kazakhstan, Poland, Romania, Russia, Serbia, Slovenia, Turkey, and Ukraine

Latin America: Argentina, Brazil, Chile, Colombia, Jamaica, Mexico, Peru, and Trinidad and Tobago

Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Palestine, Qatar, and United Arab Emirates

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.

The Fund may also invest in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, and solely with respect to the geographical scope of the Fund, these nations include, but are not limited to, Hong Kong and Singapore.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Exposure to foreign companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in foreign securities.

The Fund may typically invest in debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.” The Fund may allocate among equity and debt investments without limitation.

The Fund may generally invest in companies of any size or capitalization, including smaller companies. The Fund generally invests in companies with market capitalizations of $250 million or more at the time of purchase. The securities of certain issuers may from time to time constitute more than five percent (5%) of the Fund’s net assets.

ADDITIONAL INVESTMENT POLICIES AND RISKS APPLICABLE TO THE FUNDS

The principal risks associated with each Fund’s principal investment strategies are described in the Prospectuses. The following section describes in greater detail than the Prospectuses certain of the Funds’ associated risks.

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
Bank Obligations	✓	✓
Borrowing	✓	✓
Cash Position	✓	✓
Combined Transactions	✓	✓
Common Stock	✓	✓
Convertible Securities	✓	✓
Credit Default Swaps	✓	✓
Credit Ratings	✓	✓
Currency Transactions	✓	✓
Depositary Receipts	✓	✓
Derivatives	✓	✓
Emerging and Frontier Market Risks	✓	✓
Equity Investments	✓	✓

Exchange Traded Fund and Other Similar Instruments	✓	✓
Firm Commitments and When-Issued Securities	✓	✓
Fixed Income Securities	✓	✓
Floating and Variable Rate Instruments	✓	✓
Foreign Currency Risks	✓	✓
Foreign Securities	✓	✓
Foreign Sub-custodians	✓	✓
Futures Contracts	✓	✓
High Yield Securities	✓	✓
Illiquid Securities	✓	✓
Inflation-Indexed Bonds	✓	✓
Interest-Only Securities	✓	✓
Interest Rate and Equity Swaps and Related Transactions	✓	✓
Interest Rate Futures Contracts	✓	✓
Investment Risk Management	✓	✓
Loans of Portfolio Securities	✓	✓
Market Risk	✓	✓
Money Market Instruments/Securities	✓	✓
Mortgage-Related And Other Asset Backed Securities	✓	✓
Options	✓	✓
Options on Currencies	✓	✓
Options on Futures Contracts	✓	✓
Options on Stocks and Stock Indices	✓	✓
Portfolio Turnover	✓	✓
Preferred Stock	✓	✓
Regional and Country Risks	✓	✓
Repurchase Agreements	✓	✓
Restricted Securities and Securities With Limited Trading Markets (Rule 144A)	✓	✓
Reverse Repurchase Agreements	✓	✓
Securities Related Activities	✓	✓
Short Sales	✓	✓
Temporary Defensive Positions	✓	✓
Use of Segregated and Other Special Accounts	✓	✓
U.S. Government Securities	✓	✓
Warrants and Rights	✓	✓
Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities	✓	✓

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against Fund deposited in the bank and is either interest-bearing or purchased on a discount basis. A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of Fund used by the bank to finance its lending operations. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Cash Position

The Fund may not always stay fully invested in stocks or bonds. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when the portfolio manager is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Convertible Securities

The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt. Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure. The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Credit Default Swaps

The Fund may enter into credit default swap contracts. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap. In the event a Fund is a credit default swap seller, the notional amount of the credit default swap will be segregated by the Fund to cover the outstanding position

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”), Securities Exchange Commission (“SEC”) or both. Both the CFTC and the SEC have issued guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps. As they attempt to finalize various rulemakings mandated by the Dodd-Frank Act, either or both of the CFTC and SEC may issue additional guidance or relief to provide additional clarity. Further action by the CFTC or SEC may affect the Fund’s ability to use credit default swaps or may require additional disclosure by the Fund.

Credit Ratings

The securities in which either Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in either Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. The Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

Currency Transactions

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

The Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, the Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are or are expected to be denominated and to buy dollars.

If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other depositary receipts. Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary. The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market. The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges. In addition, the share price and all dividends are converted to the shareholder’s home currency. As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer. For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

Derivatives

The Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, no Fund will be obligated to use derivatives and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Fund may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of the Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund’s portfolio securities.

Subject to the constraints described above, the Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Emerging and Frontier Market Risks

Emerging markets are often defined as developing economies. While such markets are not necessarily defined by national borders, they may, to a degree, overlap with, or be referred to interchangeably as, developing countries. The risks of investment in such markets include (i) less social, political and economic stability; (ii) smaller size of the securities markets and lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Fund invests; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; and (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Fund.

Many developing countries in which the Fund may invest lack the social, political and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging market countries may take the form of (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Stock exchanges in emerging markets have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again, could affect the market price and liquidity of the securities in which the Fund invests. In addition, the governing bodies of certain stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. There have been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others in which the Fund may invest.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations then become the subject of political debate with the opposition parties pressuring the government to use its resources for social programs rather than making payments to foreign creditors. Some foreign governments have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging market countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

In addition, brokerage commissions, custodial fees, withholding taxes, and other costs relating to investment in foreign markets may be higher than in the United States. The operating expense ratio of the Fund may be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights may differ from those that may apply in the United States and other more developed countries. Shareholders’ rights may not be as extensive as those that exist under the laws of the United States and other more developed countries. The Fund may therefore have more difficulty asserting shareholder rights than it would as a shareholder of a comparable U.S. company.

Disclosure and regulatory standards of emerging market countries are in many respects less stringent than U.S. standards. Issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to issuers in the United States or other more developed countries. In particular, the assets and profits appearing on the financial statements of an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. or European generally accepted accounting principles. There is substantially less publicly available information about emerging market issuers than there is about U.S. issuers.

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints, including the imposition of substantial controls on the movement of capital across borders. Under extreme circumstances, the imposition of such capital controls may impede the Fund’s ability to satisfy shareholders’ redemption requests in full. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of the Fund’s portfolio. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors. Certain emerging market countries may require governmental approval for (or other restrictions on) the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, which could adversely affect the Fund. In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts, and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. These factors make investing in frontier countries significantly riskier than investing in other countries.

Australia

The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China have generally been Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets. The Australian dollar has at times exhibited pronounced volatility in line with the demand for agricultural and natural resources.

Brazil

The Brazilian real is a volatile emerging market currency and its volatility may induce losses to the Fund’s portfolio. Central bank capital controls and intervention in the foreign exchange market may pose additional challenges to investors.

Brazil’s economy suffers from certain structural challenges, including a deficit of physical infrastructure (roads, bridges, ports, public transportation, etc.); and the system of business regulation is notoriously complex and costly (e.g., enforcing commercial contracts requires excessive procedural steps, costs and time).

In recent years Brazil has experienced organized protests, rioting and civil unrest; the motives behind such movements are unclear, but it seems that most protesters are expressing grievances associated with the country’s extreme socioeconomic divide, the paucity of public infrastructure and medical systems, public and private sector corruption, and the country’s substantial expenditures to host the 2014 World Cup and 2016 Olympics. Such protests may threaten the social stability and the current government’s mandate.

In rural areas, concentrated land ownership may lead to periodic violence especially in the Amazon. Land invasions are common and mostly affect agriculture, although the scope of the land targeted is broadening. The border regions close to Paraguay, Argentina and Venezuela are notorious for drug trafficking and gun running. Similar to Mexico, frontier security is moving up the agenda as Brazil’s government tries to curb drug trafficking and smuggling across its lengthy borders.

Chile

Chile’s current government is democratically elected. However, from 1973 to 1990, Chile was governed by a military dictatorship; that government violently repressed dissidents, with substantial but unknown numbers of casualties. The legacy of that government haunts Chile still. In addition, there are many legal, political, financial, economic and business structures that were formed under the dictatorship. The provenance of some of those structures could be challenged in Chile’s courts, and possibly overturned, begetting potential shocks to the country’s economy and financial markets. The country has also historically struggled with hyperinflation and currency volatility.

Chile has been subjected to several powerful earthquakes that have sometimes disrupted economic activity in various sectors. Resurgent tremors may cause substantial human, economic and financial losses.

China

The Chinese government typically exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. These reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China has had a long-running dispute with Taiwan, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has sometimes been strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

China’s domestic financial markets are narrowly concentrated, with domestic banks typically playing a very substantial role as conduits of finance; this may exacerbate volatility and systemic risks within the country’s financial markets. China’s domestic banks operate under the control and ownership of various government agencies, and thus some of the banks’ business activities may be undertaken for political rather than commercial ends. In the aftermath of the 2008 financial crisis, certain banks were urged by various government agencies to lend aggressively so as to mitigate the risk of economic contraction; however, there are now some indicators that such lending has been problematic, and that there may be widespread impairment of bank assets. If this situation worsens appreciably, it may create systemic liquidity or solvency risks within the domestic banking system, which could in turn threaten the stability of Chinese or other global financial markets. The Chinese government also takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Fund’s investments.

Colombia

The Colombian economy has grown steadily during the past several years, but there can be no assurance that economic growth will continue. The Colombian economy depends heavily on oil, coal and other commodity exports, making it vulnerable to commodity prices.

Czech Republic

As in other post-communist emerging market economies, structural economic risk in the Czech Republic may represent significant headwinds to investors. The Czech post-communist economic recovery developed a private sector, particularly in the trade and services areas. Restructuring increased exports to industrialized nations, however the republic’s strong export orientation leaves the economy vulnerable to external shocks, as does its historical heavy dependence on automotive production. Foreign direct investment cannot be depended upon to drive growth in the Czech Republic as it has in the past, and rising wage pressure may move productive investment to other neighboring nations.

The government periodically struggles with high unemployment and full implementation of its post-communist restructuring efforts, primarily: industrial restructuring; transformation of the housing sector; reform of the pension and healthcare systems; and a solution to environmental problems. Additional challenges include: creating a more diversified knowledge-based economy, reforming public procurement, and increasing economic and political transparency. Bribery and corruption remain an issue in the Czech Republic for legal and business transactions and are currently among the key topics of interest for the media.

Declines in industry's contribution to the economy have led to factory closings and job losses. There is no certainty that restructuring efforts will result in continued positive economic growth.

Sovereign debt risk appears to be stable in the Czech Republic as public debt levels rise gradually, but there is no certainty this will continue. Sizeable foreign exchange reserves may mitigate future currency volatility; however, the currency remains vulnerable to shifts in global risk appetite.

Greece

Greece’s economy is heavily dependent on the services sector and has a large public sector. Key trading partners are member states of the European Union (EU), most notably Germany, Spain, Italy and the United Kingdom. Decreasing demand for Greek products and services or changes in governmental regulations on trade may have a significantly adverse effect on Greece’s economy. Greece’s ability to repay its sovereign debt is in question, and the possibility of default is not unlikely, which could limit its ability to borrow in the future. Greece has been required to impose harsh austerity measures on its population in order to receive financial aid from the International Monetary Fund and EU member countries. The success of political parties in Greece opposed to austerity measures may increase the possibility that Greece would rescind these austerity measures and consequently fail to receive further financial aid from these institutions. The persistence of these factors may seriously reduce the economic performance of Greece and pose serious risks for the country’s economy in the future. There is the possibility that Greece may exit the European Monetary Union, which would result in immediate devaluation of the Greek currency and potential for default. If this were to occur, Greece would face significant risks related to the process of full currency redenomination as well as the resulting instability of the Eurozone in general, which would have a severe adverse effect on the value of the securities held by the Fund.

Hong Kong

Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what affect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

India

In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). A longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Indonesia

Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions. The local currency, the rupiah, has exhibited pronounced volatility in international markets for foreign exchange.

Japan

The Japanese yen has shown volatility in recent decades and such volatility could affect returns in the future. The Japanese yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Fund’s securities are denominated, will decrease the value of the Fund’s holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy.

Japan is especially prone to natural disasters given its island geography and location on natural fault lines. The nation is also highly dependent on nuclear energy that provides cheap sources of energy, but provides significant risk in the event of an earthquake. The 2011 earthquake, tsunami and nuclear disaster caused its economy to stall, affecting international supply lines, import demand and ultimately slowed the economies of its international trading partners.

Kazakhstan

Kazakhstan is an ethnically diverse republic with authoritarian presidential rule located in a strategic position between Asia and Europe. Kazakhstan has a resource-based economy heavily dependent on the export of natural resources, and accordingly, fluctuations in certain commodity markets or sustained low prices for Kazakh exports could adversely affect Kazakhstan’s economy. Additionally, rising commodities prices create inflationary pressures from strong currency inflows. Kazakhstan has pursued economic reform and liberalization of many economic areas, but there is no guarantee that the government will not become directly involved in aspects of the economy in the future. The banking system is a significant weak point in the Kazakh economy because the solvency of banks is at risk from a high proportion of non-performing loans.

Malaysia

Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Fund and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Fund and its shareholders. In addition, Malaysia may be susceptible to political instability that could have an adverse impact on the country’s economy.

Mexico

Mexico’s economy benefits from close proximity to the United States. The North American Free Trade Agreement (NAFTA) tightly integrates it with the U.S. and Canada. The Mexican economy suffered deeply in 2008-2009 when the U.S. economy faltered, requiring a flexible credit line from the International Monetary Fund. Thus, investment in Mexico may not offer as much diversification for U.S. investors compared to investments in other countries.

The Mexican government has sought to attract U.S. firms involved in information technology, clean energy, biotechnology and health sciences, but the escalation of drug-related violence remains a significant security risk. Gang violence has prompted greater U.S. involvement in the effort to tackle drug crime, attracting criticism that Mexican sovereignty is being breached. Significant risks for exporters and investors fall into three buckets: volatile business cycles, currency risk and a high degree of difficulty enforcing contracts. Significant corruption makes the enforcement of contracts more difficult. Mexico traditionally has a reputation as a difficult place to do business. The lack of a strong legal framework, a politicized business environment, and domination by a few large local corporations bears this out.

Violent crime and poverty have been long-standing problems in Mexico. A certain percentage of the population has been mainly dependent on remittances from the U.S. Changes in U.S. immigration policy may potentially reduce remittances and fuel social unrest.

Nigeria

The economic development of Nigeria has been significantly hindered by military rule, mismanagement, corruption and ethnic conflict. The Nigerian economy is heavily dependent on oil, and the industry makes up a significant portion of Nigeria’s GDP. Religious and social conflict is present in Nigeria, often resulting in the outbreak of violence, particularly in the Niger Delta, which is Nigeria’s main oil-producing region.

Nigeria suffers from the prevalence of organized crime and corruption, which makes it difficult for citizens and companies to do business in Nigeria and hinders economic growth. Outbreaks of communicable diseases in the region may also impair Nigeria’s economic growth. Nigeria has imposed capital controls to varying degrees in the past, which may make it difficult to invest in companies in Nigeria or repatriate currency and which may negatively impact long-term investment.

Pakistan

The value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Such instability has and may erupt again into wide-scale disorder. Social and political instability may result in increased levels of terrorism, prolonged economic disruption and may discourage foreign investment.

Ongoing border disputes with India may result in armed conflict between the two nations, both of which possess nuclear capabilities. Even in the absence of armed conflict, the lingering threat of war with India may depress economic growth and investment in Pakistan. Additionally, Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of foreign aid, loans and debt forgiveness. Such international support, however, may be significantly reduced or terminated in response to changes in the political leadership of Pakistan.

Pakistan faces a wide range of other economic problems and risks. Pakistan has undertaken a privatization initiative, but with continued opposition to such efforts, there is substantial uncertainty over whether privatization will continue and whether existing efforts will be reversed. Pakistan is subject to substantial natural resource constraints, which both hamper development and make Pakistan’s economy vulnerable to price fluctuations in these resources. Pakistan maintains large budgetary and current account deficits. The resulting high levels of national debt may not be sustainable. Pakistan also maintains a trade deficit, which could be worsened if relations with the United States, the largest market for Pakistani exports, deteriorate. The rights of investors and other property owners in Pakistan are subject to protection by a developing judicial system that is widely perceived as lacking transparency. Inflation threatens long-term economic growth and may deter foreign investment in the country. Government leaders have previously adopted policies that increased legal and economic uncertainty and inhibited foreign investment and may continue to do so in the future.

Peru

The Peruvian economy is dependent on commodity prices and the economies of its trading partners in Central and South America, Europe, Asia and the United States. Peru has historically experienced high rates of inflation and may continue to do so in the future.

Philippines

Philippines’ consistently large budget deficit has historically produced a high debt level and has generally forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization. Some credit rating agencies have expressed concerns about Philippines’ ability to sustain its debt.

Poland

Poland has undergone a significant economic and political transformation since the late 1980s. Once an insular communist-led command economy, it is transitioning to a democratic and market-oriented European Union (EU) and NATO (North Atlantic Treaty Organization) member.

The legacy of communist rule may still represent risks for investors, primarily systemic banking risk, currency risk, and the difficulty enforcing business contracts. High public debt levels historically presented significant drag to economic growth and may reoccur in the future. The current Eurozone sovereign debt and banking crisis may significantly affect Poland’s future growth rates as Poland has strong economic and financial links with the euro area. The country’s integration with the EU and NATO may make it more vulnerable to international financial crises, whether regional or global. Poland’s economy, like South Africa’s, can be very sensitive to reduced foreign currency flows, which may cause liquidity problems, stock market volatility and reduced economic activity.

Labor force participation remains low compared to the EU average, and it is not clear if improved business activity will provide relief. The Polish government plays a sizable role in the economy, which has the potential to squeeze out new business enterprise, and may impede job creation over the long term.

Russia

The securities markets of Russia are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. As a result, securities markets in Russia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Additionally, certain investments in Russia may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Moreover, trading on securities markets in Russia may be suspended altogether.

The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. Less information may be available about companies in which the Fund invests because many companies that are tied economically to Russia are not subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s shares.

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and certain sectors of Russia’s economy. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers, including companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio and may impair the Fund’s ability to achieve its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia has undertaken and may undertake additional countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations.

Despite recent reform and privatization, the Russian government continues to control a large share of economic activity in the region. The Russian government owns shares in corporations in a range of sectors including banking, energy production and distribution, automotive, transportation and telecommunications. Additionally, because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market, and a decline in the price of oil and gas could have a significant negative impact on the Russian economy.

The value of the Russian Ruble may be subject to a high degree of fluctuation. The Fund’s assets will be invested primarily in equity securities of Russian issuers and the income received by the Fund will be principally in Russian Rubles. The Fund’s exposure to the Russian Ruble and changes in value of the Russian Ruble versus the U.S. dollar may result in reduced returns to the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and the Russian Ruble. In addition, current political and economic events in Russia and the effects of the recent global economic crisis on the Russian economy may have significant adverse effects on the Russian Ruble and on the value and liquidity of the Fund’s investments.

Singapore

As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

South Africa

South Africa is a multi-racial country that has one of Africa’s largest middle class populations. Although South Africa’s leaders have sought to deliver socio-economic development, popular impatience and political in-fighting may make this a challenge. Relative to its regional neighbors, South Africa has a strong legal and institutional framework that supports foreign investment. However, growth rates are restrained by its highly dualistic economy: a well-developed formal sector in mining, manufacturing and agriculture alongside a large informal economy.

Notwithstanding a strong legal framework, crime is a major obstacle to investment and productive business activity. Income and service inequalities, foreign immigrants pursuing local employment, and close proximity to unstable neighboring countries may continue to present high risk to the economy.

South Africa’s apartheid legacy and historical international isolation adversely affect the country, and it suffers in particular from lack of competition in the domestic economy. Many industries are dominated by large incumbent firms. Years of underinvestment in infrastructure, in particular power production, present risk to its dominant mining and smelting operations and may present risk to other sectors of the economy. The economy is highly dependent on foreign capital for productive investment, which can result in severe liquidity crises if capital inflows suddenly stop.

South Africa also has struggled with the HIV/AIDS pandemic. The risk to a future productive workforce may be dire, and costs to the economy are estimated at 1% of annual GDP growth.

South Korea

Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Fund. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Fund associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time. Also, the government has at times sought to exert influence over the value of the Won, variously seeking to strengthen or weaken its exchange rate against other major global currencies.

Sri Lanka

Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened recently, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Taiwan

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex and ongoing issue. Continuing hostility between China and Taiwan may have an adverse impact on the values of the Fund’s investments in both China and Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of the Fund’s investments in both countries, and in other countries in the region.

Taiwan has in the past shown an ability to prosper in a competitive environment on the strength of product quality, efficiency and responsiveness to market demand. This ability may be tested in the future as, in addition to certain protectionist threats, Taiwan’s export economy faces competition from producers in other countries with lower wage levels than those generally prevailing in Taiwan. Skilled workers and technical personnel are still relatively inexpensive in Taiwan, but unskilled labor is increasingly in short supply. Recognizing the imperatives of the more competitive Asian economy, the Taiwanese government has sought to develop Taiwan into a regional hub for high-end manufacturing, sea and air transportation, finance, telecommunications and media. Taiwan has sought to develop further as a service-oriented economy rather than a labor- intensive, manufacturing-oriented one. One result of the movement of industrial capacity offshore has been the reduction of the labor shortage in manufacturing.

Thailand

In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions may be unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have been revised and updated since their initial imposition, and more recently have largely been suspended (although there is no guarantee that such controls will not be re-imposed). However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Turkey

The Turkish New Lira is a volatile emerging market currency and its volatility may induce losses to the Fund’s portfolio. The country is highly reliant on foreign funding so as to sustain a large and growing trade deficit; this dependence, combined with the central bank’s unorthodox policies to manage the financial exposures that stem from this dependence, may exacerbate already substantial volatility inherent to the currency.

Turkey has recently experienced widespread riots and civil unrest in its urban centers, ostensibly linked to disappointment with the governance of the current administration. In addition, Turkey has experienced increased unrest and possible terrorist attacks associated with instability on its borders. While Turkey enjoys a reasonably strong adherence to the rule of law and an independent judiciary, the current administration has nonetheless used draconian methods to silence critics, resorting to jailing members of the media and pursuing aggressive litigation against businesses that are deemed to support opposing interests.

Vietnam

In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. The Vietnamese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government and bureaucratic actions have a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises. Economic, political and legal reform has historically proceeded at a slow pace, and foreign direct investment has generally remained at a developmental stage. Employees and management boards have held a majority of the equity of most privatized enterprises. In addition, the government of Vietnam has held, on average, more than one-third of the equity in such firms. Only a small percentage of the shares of privatized companies are held by external investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies. Vietnamese authorities have in the past imposed arbitrary repatriation taxes on foreign owners, and the government may levy withholding and other taxes on dividends, interest and gains. There can be no guarantee that Vietnam’s privatization process, or its efforts to reform its economic, political or legal systems will continue.

Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies), which may result in a fund being unable to repatriate proceeds from the sales of Vietnamese holdings. Business and overseas investment patterns may exacerbate currency conversion and repatriation at certain times of the year. The Fund may attempt to repatriate from the Vietnamese Dong using a third currency (e.g. Hong Kong dollar or Euro), which could expose the Fund to risks associated with that currency and additional costs. Perhaps to a greater extent than markets in other emerging market countries, Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Foreign investors in Vietnam have been required to purchase and sell securities of Vietnamese companies through a single, pre-selected broker-dealer. This procedure decreases transparency in the market, may result in higher execution costs and limits the Fund’s ability to utilize competition amongst broker-dealers to enhance the quality of execution. Use of a single broker also increases the risk to the Fund if the broker cannot fulfill its obligations (known as counterparty risk). That risk is enhanced further because of the requirement to pay for securities purchased before receiving them. This procedure may also decrease the confidentiality of the Fund’s transactions, exposing the Fund to a greater potential for front-running and similar practices.

Equity Investments

The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Exchange Traded Fund and Other Similar Instruments

Shares of exchange traded funds (“ETFs”) and other similar instruments may be purchased by the Fund. Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment. Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. The Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs. These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument. In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index. Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”). The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca. ETFs may trade at relatively modest discounts or premiums to net asset value. In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected. If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit any Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities. The Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.

Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Floating and Variable Rate Instruments

The Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which the Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity. Some of the demand instruments purchased by the Fund is not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose. The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due. To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Foreign Currency Risks

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may not reflect their market values.

The U.S. dollar value of the Fund’s investments and of dividends and interest earned by the Fund may be significantly affected by changes in currency exchange rates. The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Fund may engage in currency transactions, Seafarer does not currently intend to utilize active hedging techniques to manage ongoing currency risks. Should Seafarer do so, there is no assurance that it will do so at an appropriate time or that it will be able to accurately predict exchange rate movements. For example, if the Fund increases its exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to the Fund. Similarly, if the Fund decreases its exposure to a currency and the currency’s price rises, the Fund will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect the Fund. Foreign investments, which are not U.S. dollar-denominated, may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Dividends and interest income, denominated in foreign currencies and received by the Fund, may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, many foreign countries do not impose taxes on capital gains with respect to investments by non- resident investors.

The Fund may invest in convertible debt securities, which may be denominated in either U.S. dollars or foreign currencies. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Foreign Securities

Investors should recognize that investing in the securities of non-U.S. or foreign issuers generally, and particularly in emerging market issuers, involves special considerations that are not typically associated with investing in securities of U.S. issuers. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and relative illiquidity of no foreign securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in foreign and emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on foreign investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In addition, delivery versus payment settlement may not be possible in certain foreign markets, meaning that the Fund may at times be required to make payment for securities purchased before the Fund’s custodian has actually received delivery of the securities or deliver securities prior to the receipt of payment. For example, if the Fund trades Chinese A-shares on the Hong Kong Stock Exchange, the Fund will typically not receive cash payment for the sale of A-shares until the day following its delivery of the securities for settlement. While the Fund and its custodian (or its foreign sub-custodian) will take reasonable precautions with respect to delayed delivery transactions, there still exists the risk that the securities may not be delivered to the Fund or that payment will not be received.

Foreign Sub-custodians

Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories.

Certain banks in foreign countries may not be eligible sub-custodians for either Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. The Fund may enter into futures contracts and related options as permitted under CFTC Rules.. The Adviser expects that the Fund’s futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA. CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Fund may be subject to amendment. Amendments to such regulations by the CFTC may affect the ability of the Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective.

Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). The Fund may use futures contracts and related options for hedging purposes and for investment purposes. The Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund’s securities. The Fund will designate assets with respect to futures contracts and options thereon as described below under “Use of Segregated and Other Special Accounts.”

High Yield Securities

The Fund may invest in high yield securities. High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions. Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. The Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with Fund that invest in higher rated fixed income securities.

The credit ratings of S&P, Fitch, Moody’s or other agencies are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Many debt securities in international markets, especially in emerging markets, bear no rating whatsoever. Ratings organizations have declined to determine ratings for such securities for a host of reasons, including but not limited to the issuer’s lack of scale, insufficient or inadequate disclosure by the issuer, or insufficient operating history on the part of the issuer.

Neither the Fund nor the Adviser can conclude that ratings issued by recognized agencies reflect the true financial position of the underlying issuer; nor can the Fund or the Adviser be certain an issuer will maintain its current credit rating in the future. When available, the Adviser may refer to selected ratings from recognized agencies. The Adviser may also choose to augment such ratings with its own analyses of issuers, which may include, among other things, review of historic and current financial conditions and anticipated future cash flows.

Changes in Credit Ratings. Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI. The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity. The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual Fund. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in the Fund’s portfolio. These factors may have an adverse effect on the ability of the Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments. Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States. In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which the Fund invests will bear interest at fixed rates but the Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally. For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden. Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) that is senior to its high yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend Fund, which may further impair the obligor’s ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that instruments that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase. The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing. The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Interest Rate and Equity Swaps and Related Transactions

The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of values.

The Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability. If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by the Fund. The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Interest Rate Futures Contracts

The Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if the Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, the Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. The Fund might not be able to close out certain positions without incurring substantial losses. To the extent the Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Investment Risk Management

The Fund’s Adviser, Seafarer, utilizes various techniques to manage risks arising from the investment and portfolio construction processes. Those techniques include researching risks within the portfolio’s holdings, understanding the risks that those holdings present, and monitoring such risks within the portfolio on an ongoing basis.

Seafarer’s investment team meets regularly to review portfolio holdings, evaluate the associated risks, assess the portfolio managers’ conviction levels on such holdings, and determine decision points for the purchase and sale of holdings. Seafarer will typically cause the Fund to sell positions in individual securities when it no longer believes those positions present attractive long-term growth opportunities relative to other possible investments.

All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained. Below is supplemental information about risks of investing in the Fund. Further information about the principal risks of investing in the Fund can be found in the Fund’s Prospectus.

Loans of Portfolio Securities

The Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time. The procedure for the lending of securities will typically include the following features and conditions. The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral. These will be “demand” loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change. The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss. In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter. The Fund may typically also call such loans in order to sell the securities involved.

Market Risk

The market price of securities owned by any Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Mortgage-Related and Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities that are secured with collateral consisting of mortgage-related securities.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. The Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, the Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, the Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by the Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by the Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, the Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, the Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for the Fund. The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

The Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each of the Fund reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Currencies

The Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

Options on Futures Contracts

The Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be affected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Options on Stocks and Stock Indices

The Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Portfolio Turnover

The Fund is intended as a long-term investment vehicle. As such, it does not intend to engage in short-term trading; however, it may do so from time to time. This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio manager believes an alternative investment has greater growth potential). The Fund will effect portfolio transactions without regard to any holding period if, in Fund management’s judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. Such activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income. Please note that shareholder activity (redemptions or subscriptions to the Fund) may influence the Fund’s portfolio turnover rate.

Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in investment portfolios from time to time as business and economic conditions as well as market prices may dictate.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Regional and Country Risks

Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

In addition to the risks discussed above, there are specific risks associated with investing in the emerging market regions, including the risk of severe economic, political or military disruption. Emerging markets comprise countries in all stages of economic development. Regional risks include, but are not limited to: energy dependence, political unrest, regime change, religious revolution, natural disaster, nuclear accidents, famine, and civil war. Regional risks build over time and may become fundamental risks to investing in a particular region. The histories of Apartheid in South Africa or Communist rule in Vietnam are examples of regional risks that may continue to affect performance of economies in those respective regions.

Many emerging market economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Many Asia Pacific countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and that region as a whole. Many nations in the emerging market regions continue to maintain high levels of debt and will be adversely affected by future credit restrictions or currency devaluations.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the recent developments in global credit and equity markets, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can sometimes be extreme, and may cause financial losses within the Fund’s portfolio. In addition, such currency fluctuations in one country can sometimes beget significant and widespread effects on other countries and regions (sometimes known as “contagion”). Also, increased political and social instability in any one country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of surrounding nations. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets. A financial crisis of the magnitude witnessed in 2008 cannot be predicted with certainty; nor can major economic downturns, political instability, or military conflicts.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. Recently, there have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of the Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than those in the U.S. Some companies are controlled either by families or by financial institutions whose investment decisions may be hard to predict based on standard U.S.-based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., adoption of poison pills and restrictions on shareholders seeking to influence management) could adversely impact the value of affected companies. Governments of certain countries (typically those classified as emerging markets) may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Overseas countries, particularly developing countries, may also be more susceptible to natural disasters, or adverse changes in climate or weather. Agrarian economies, or those with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

Country-specific events cannot easily be contained to that singular country and should be understood as a regional issue. As an example, the prevalence of drug trafficking in Mexico and Colombia is a risk to the economic and political stability of the region as a whole. As country-specific events bleed into regional risks, so can regional risks destabilize a continent or economic trading bloc.

Regional conflict in the Middle East continues to pose significant risk to investing in the economies of Egypt and Israel, among others. Actions driven by religious belief and aspirations for regional dominance cannot be fully predicted. Traditional conflict between Iran and Israel, Syria and Israel and the growth of militant factions throughout the Middle East may pose significant difficulties to investors.

In North Africa, there have been recent instances of civil unrest in Libya that spread to Egypt, Tunisia, and Bahrain. This civil discontent was driven by high food prices, and enabled by social networking technologies that allowed previously unconnected populations to share discontent and further drive unrest.

Europe has, in certain instances, been susceptible to serious financial hardship, high debt levels and high levels of unemployment. The European Union itself has experienced difficulties in connection with the debt loads of its member states, Greece and Italy in particular. Although Western Europe is developed, recent economic hardship will pose investment risk in neighboring emerging nations, including the Czech Republic, Poland and Turkey.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. If the Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. The Fund’s holdings of Rule 144A securities that are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund’s ability to invest in any equity security of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict the Fund’s investments in certain foreign banks and other financial institutions.

Short Sales

The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Temporary Defensive Positions

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. Under such circumstances, the Fund may not achieve its investment objective.

Use of Segregated and Other Special Accounts

Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

U.S. Government Securities

The Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities. U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance. Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality. The Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

The Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. The Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of the Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Funds’ fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of a Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

In contrast, non-fundamental investment restrictions (which include each Fund’s investment objective and each of the other investment restrictions set forth in the Prospectuses or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

Fundamental Investment Restriction	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
1. The Fund may not purchase securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities).
	✓	✓
2. The Fund may not borrow money, except to the extent permitted under the 1940 Act.[1]	✓	✓
3. The Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.
	✓	✓
4. The Fund may not act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
	✓	✓
5. The Fund may not purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein.
	✓	✓

[1]
See “Borrowing” above.  Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.

6. The Fund may not purchase or sell physical commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes.
	✓	✓
7. The Fund may not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act	✓	✓

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”).

For the purposes of Restriction (1), each Fund currently intends to use the Global Industry Classification System (“GICS”). The use of any particular classification system is not a fundamental policy of the Fund. The Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.

Non-Fundamental Investment Restrictions

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies. These, and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this statement of additional information may be changed at any time by the Board of Trustees without shareholder approval. For purposes of the non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

Non-Fundamental Investment Restriction	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
1. The Fund may not purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total net assets (based on then-current value) would then be invested in such securities.
	✓	✓
2. The Fund may not make short sales of securities or maintain a short position or purchase securities on margin, in excess of 10% of the Fund’s total assets (based on then-current value), except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.
	✓	✓

For purposes of Non-Fundamental Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, each Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year. Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following table summarizes the portfolio turnover rate for each Fund for the fiscal periods noted:

Fund Name	For the fiscal year ended April 30, 2015	For the fiscal year ended April 30, 2014
Seafarer Overseas Growth and Income Fund	28%	51%
Seafarer Overseas Value Fund*	N/A	N/A

*	As of the date of this Statement of Additional Information, the Seafarer Overseas Value Fund has not yet commenced operations and does not have portfolio turnover data to report.

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Funds may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Funds may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Funds: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Funds.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Funds.

Policy Overview

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Portfolio Holdings. These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Funds from any trading practices or other use by a Third Party that could harm the Funds, Portfolio Holdings and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Seafarer Capital Partners, LLC (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

MUFG Union Bank National Association (Custodian for the Seafarer Overseas Growth and Income Fund)	Daily	None	Daily	Daily
Brown Brothers Harriman & Co. (Custodian for the Seafarer Overseas Value Fund)	Daily	None	Daily	Daily
ProxyEdge (Proxy administration service)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Registered Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed
Bloomberg, L.P.	Daily	None	Daily	Daily
FactSet Research Systems Inc.	Quarterly	30 day lag	Quarterly	Quarterly
Vezea LLC (Website Developer)	Monthly	None	Monthly	Monthly

Only officers of the Funds and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings. Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis. In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received. Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers. In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided. As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Funds’ investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings information is disclosed only in accordance with this Policy. As part of this responsibility, the Funds’ investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of each Fund with a thirty (30) calendar day lag. Separately, each Fund will also disclose its full portfolio holdings at the close of its fiscal year (April 30) and its semi-annual period (October 31) in accordance with regulation. Except as set forth in this Policy, the full holdings of each Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a ten (10) calendar day delay from the end of the month being provided. These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities

▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser; or
▪	Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for a Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage Allocation and Other Practices

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for each Fund’s accounts with brokers or dealers selected by it in its discretion. The Adviser is responsible for negotiating and determining any commission rates to be paid for such transactions. The Adviser has no affiliated broker-dealer. The Adviser is responsible for negotiating and determining any commission rates to be paid for such transactions. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, access to substantive meetings with company management teams, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

The Trust’s Board of Trustees has authorized the Adviser to pay a broker who provides research services commissions that are competitive but that are higher than the lowest available rate that another broker might have charged if the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided. The provision of such services in exchange for brokerage business is commonly referred to as “soft-dollar arrangements.” Payment of higher commissions in exchange for research services will be made in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) and other applicable state and federal laws. Section 28(e) of the 1934 Act defines “research” as, among other things, advice, directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Research products and services provided to the Adviser by broker-dealers may include, among other things, databases, data services, certain software and publications that provide access to and/or analysis of company, market and statistical data and proprietary research and analysis. In addition, the Adviser may receive certain products and services which provide both research and non-research or administrative assistance (“mixed-use”) benefits, for example, software which is used for both portfolio analysis and account administration. In these instances, the Adviser makes a reasonable allocation as follows: the portion of such service of specific component which provides assistance to Adviser in its investment decision-making responsibilities is obtained from the broker-dealer with commissions paid on client portfolio transactions (including the Funds), while the portion of such services or specific component which provides non-research assistance is paid by the Adviser with its own resources.

The Adviser places portfolio transactions for other advisory accounts. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Funds) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The brokerage practices are monitored quarterly by the Board of Trustees including the Trustees that are disinterested persons (as defined in the 1940 Act) of the Funds.

During 2002 there was a shift in the brokerage industry toward trading securities in the over-the-counter market on agency or commission-equivalent basis rather than on a principal or net price basis. Over-the-counter (“OTC”) purchases and sales may be transacted directly with principal market makers or, under circumstances, on an agency basis if the Adviser believes that the interests of clients are best served by using a broker to execute OTC transactions where one or more market makers may not have the necessary liquidity and/or anonymity to fill the order. When the Adviser elects to transact in OTC securities on an agency basis, two transaction costs for a single trade may be incurred: a commission paid to the executing broker-dealer plus any mark-up or mark-down charged by the market making broker-dealer. The Funds also expect that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, usually referred to as the underwriter’s concessions or discount. On occasion, purchases may also be made from the issuers. Purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter.

Commissions

The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal periods noted:

Fund Name	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Seafarer Overseas Growth and Income Fund	$298,382	$129,052	$61,371
Seafarer Overseas Value Fund*	N/A	N/A	N/A

For the fiscal period noted, the total brokerage commissions paid by the Fund to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Fund are summarized below:

Fund Name	For the fiscal year ended April 30, 2015		For the Fiscal Year Ended April 30, 2014		For the Fiscal Year Ended April 30, 2013
	Commissions	Transactions	Commissions	Transactions	Commissions	Transactions
Seafarer Overseas Growth and Income Fund	$287,056 of which: $80,821 estimated for execution services $206,235 estimated for research and other services	$130,878,854	$104,018 of which: $35,351 estimated for execution services $68,667 estimated for research and other services	$54,669,130	$29,358 of which: $10,300 estimated for execution services $19,508 estimated for research and other services	$21,533,223
Seafarer Overseas Value Fund*	N/A	N/A	N/A	N/A	N/A	N/A

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Fund or the Adviser during the fiscal period noted below:

Fund Name	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Seafarer Overseas Growth and Income Fund	$0	$0	$0
Seafarer Overseas Value Fund*	N/A	N/A	N/A

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions. As of April 30, 2015, the Fund owned securities of its regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker-Dealer	Market Value of Securities Owned
Seafarer Overseas Growth and Income Fund	N/A	N/A
Seafarer Overseas Value Fund*	N/A	N/A

*	As of the date of this Statement of Additional Information, the Seafarer Overseas Value Fund has not yet commenced operations.

PURCHASE, EXCHANGE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase, exchange or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of each Fund are currently divided into two share classes – Investor Class and Institutional Class.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and Trust. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.

Share Class Transfers

Fund shareholders may transfer shares between the Investor and Institutional classes. Share class transfers must generally meet the minimum investment requirements described in “Investment Minimums” in the Prospectus, though the Fund reserves the right to waive or change investment minimums. A share class transfer is generally not considered a taxable transaction and is not subject to a short-term redemption fee. You may request a share class transfer by telephone or by mail. Please call Shareholder Services at 1-855-732-9220 for more information.

Purchase of Shares

The minimum thresholds for initial and subsequent investments in each Fund are set forth in the Prospectuses.

Subsequent investments may be made at any time by mailing a check to a Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of a Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order. Share certificates will not be issued. Share purchase orders are effective on the date a Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by electronic funds transfer or wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 1-855-732-9220 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund. If federal funds are received by the Transfer Agent that same day, the order will be effective on that day. If the Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of a Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

In-Kind Purchases

The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for a Fund. In-kind purchases may be taxable events and may result in the recognition of gain or loss for federal income tax purposes.

Exchanging Shares

If you have held your shares in a Fund for at least seven days, you may exchange those shares for shares of the other Fund, if such Fund is available for sale in your state and meets the investment criteria of the investor.

If you are an existing shareholder of any Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

Exchanges must meet the minimum investment requirements described in the Prospectus for such Fund.

Before effecting an exchange, you should read the Prospectus.

An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund. For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-deferred account. If you exchange shares within 60 calendar days from their date of purchase, you may be subject to the redemption fee as described in this SAI in “Redemption Fees” below. Transfers between classes of a Fund are generally not considered a taxable transaction and are not subject to the redemption fee.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of a Fund, a Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. Each Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Small Account Balance/Mandatory Redemption. If at any time your account balance falls below the applicable minimum initial investment amount for the share class and type of account described under “Investment Minimums” in the Prospectus due to redemptions, a letter may be sent advising you to add to your account to meet the applicable minimum account balance, to transfer your shares to another share class of the Fund for which you are eligible, or to redeem the remaining shares in your account. If action is not taken within 30 days of the notice, the Fund may require mandatory redemption of shares, or the Fund may elect to transfer the shares to another share class of the Fund for which you are eligible. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

The Fund reserves the right to waive or change investment minimums. Employees of the Adviser and their families are not subject to any initial or subsequent investment minimums.

Redemption Procedures. Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until a Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees. If you sell your shares of either Fund after holding them 90 calendar days or less, a 2.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

Each Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;
•	Redemptions related to a disability as defined by Internal Revenue Service requirements;
•	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;

•	Redemptions due to divorce for shares transferred pursuant to a divorce decree;
•	Redemptions of shares through a systematic withdrawal plan;
•	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;
•	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;
•	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;
•	Rollovers, transfers and changes of account registration within a Fund as long as the money never leaves the Fund, including transfers between share classes;
•	Redemptions in-kind;
•	Redemptions due to reinvestment of dividends and/or capital gains;
•	Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of a Fund by the Board of Trustees;
•	Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;
•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and
•	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Redemption by Mail. Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption by Electronic Funds Transfer. Redemption proceeds can be electronically transferred to a predesignated bank account on or about the second business day after receipt of a redemption request. There is no fee associated with this type of transfer.

Redemption by Wire. If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption. A shareholder may request redemption by calling a shareholder services representative at 1-855-732-9220. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by electronic funds transfer or wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. Each Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither any Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. Each Fund may require personal identification codes.

Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. Medallion signature guarantees are generally required by the Funds in the following cases:

•	To change your designated bank account or bank address;
•	To add bank information to an existing account;
•	To request a redemption (must be made in writing) in excess of $50,000 ($100,000 for corporate accounts);
•	To request a wire transfer or electronic funds transfer of redemption proceeds to a bank account other than the bank account of record;

•	Requests for redemption proceeds to be mailed to an address other than the address of record;
•	Redemptions made within 30 days of an address change;
•	Certain transactions on accounts involving executors, administrators, trustees or guardians;
•	On the IRA Transfer Form if transferring your Fund IRA to another mutual fund;
•	To change registered account holders;
•	To change the name on an account due to divorce or marriage (or you can provide a certified copy of the legal documents) showing the name change; and
•	To add telephone privileges.

The Funds reserve the right to require a Medallion signature guarantee under these and other circumstances.

How to Obtain a Medallion Signature Guarantee

Medallion signature guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange. Call your financial institution to see if it participates in a medallion program.

A Medallion signature guarantee may not be provided by a notary public.

Shareholder Services Plan for Investor and Institutional Class Shares

Each Fund has adopted a Shareholder Services Plan (the “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis, 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year.

The Services Plan covers the following administrative and servicing functions:

1.	answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, the proxy voting policies and record of the Trust, and other matters pertaining to the Fund;

2.	assisting shareholders in designating and changing dividend options, account designations and addresses;

3.	establishing and maintaining certain shareholder accounts and records, as may reasonably be requested from time to time by the Trust;

4.	assisting in processing Fund share purchase and redemption transactions;

5.	arranging for the wiring of funds relating to transactions in Fund shares;

6.	transmitting and receiving funds in connection with shareholder orders to purchase or redeem Shares;

7.	verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts;

8.	providing periodic statements showing a shareholder’s account balances and, to the extent practicable, integration of such information with information concerning other client transactions otherwise effected with or through the Service Provider;

9.	furnishing on behalf of the Trust's distributor (either separately or on an integrated basis with other reports sent to a shareholder by the Service Provider) periodic statements and confirmations of all purchases and redemptions of Fund shares in a shareholder’s account required by applicable federal or state law, all such confirmations and statements to conform to Rule 10b-10 under the Securities Exchange Act of 1934, as amend, and other applicable legal requirements;

10.	transmitting proxy statements, annual reports, prospectuses, and other communications from the Trust to shareholders;

11.	receiving, tabulating, and transmitting to the Trust proxies executed by shareholders with respect to annual and special meetings of shareholders of the Trust;

12.	providing reports containing state-by-state listings of the principal residences of the beneficial owners of the Fund shares;

13.	completing all customer identification procedures in relation to the shareholders under the Trust’s anti-money laundering program, and taking all appropriate action in relation to shareholders under anti-money laundering requirements, including closing shareholder accounts, notifying appropriate authorities of money laundering concerns and deferring payments of redemption proceeds while money laundering concerns are investigated;

14.	providing to shareholders who are individuals all privacy notices and other communications required under Regulation S-P; and

15.	providing such other related services as the Trust or a shareholder may reasonably request.

Apart from the Services Plan, the Adviser may use revenues from its advisory fees, as well as past profits or its resources from any other source, to make payments to the Distributor of the Funds or other parties with respect to any expenses incurred in connection with the distribution of a Fund’s shares. The Funds’ Distributor or other service providers may also use past profits or resources from any other source, to make payments with respect to the distribution of the shares of a Fund. However, any such distribution payments made by the Adviser, Distributor, or service providers are not expenses that will be borne by the Services Plan.

TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between the Trust on behalf of a Fund and the persons or companies that furnish services to the Funds, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Funds’ investment adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	36	Ms. Anstine is a Trustee of ALPS ETF Trust (22 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran formerly served as President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado, from 1991 to 2007. During his career as an attorney from 1958 to 1991, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	36	None.

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	36	Mr. Deems is a Trustee of ALPS ETF Trust (22 funds); ALPS Variable Investment Trust (7 funds), Reaves Utility Income Fund (1 fund) and Clough Funds Trust (1 fund).
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	36	Mr. Rutledge is a Trustee of Principal Real Estate Fund (1 fund), Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				36	None.

INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee
Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
36
Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Liberty All-Star Equity Fund (1 fund) and Clough Funds Trust (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Year o f Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and ALPS Series Trust. Ms. Storms also serves as a Board member and Treasurer of The Center for Trauma & Resilience, a nonprofit agency.

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is currently Vice President, Assistant General Counsel of ALPS. Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007). Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005). Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Secretary of ALPS Series Trust and Reaves Utility Income Fund.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Reaves Utility Income Fund, Centre Funds and Transparent Value Trust.

Jennell Panella, 1974	Assistant Treasurer	Ms. Panella was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.

Nate Mandeville, 1977	Assistant Treasurer	Mr. Mandeville was elected Assistant Treasurer of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Mr. Mandeville joined ALPS in December 2013 and is Fund Controller for ALPS. Prior to joining ALPS, Mr. Mandeville worked for Great-West Financial (2011-2013), Virtuoso Sourcing Group (2008-2011) and Janus Capital Group (2000-2008). Because of his position with ALPS, Mr. Mandeville is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Mandeville also serves as Assistant Treasurer of ALPS Series Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act.

Sareena Khwaja-Dixon 1980	Assistant Secretary	Ms. Khwaja-Dixon was elected Assistant Secretary of the Trust at the December 15, 2015 meeting of the Board of Trustees.
 Ms. Khwaja-Dixon joined ALPS in August 2015 and is currently Senior Counsel and Vice President of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Khwaja-Dixon served as a Senior Paralegal/Paralegal for Russell Investments (2011 – 2015). Because of her position with ALPS, Ms. Khwaja-Dixon is deemed an affiliate of the Trust as defined under the 1940 Act.

_______________
*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected. Officers are elected on an annual basis.
***	The Fund Complex includes all series of the Trust (currently 36) and any other investment companies for which any Trustee serves as trustee for and which Seafarer Capital Partners, LLC provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997. Currently retired, Ms. Anstine has over 30 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004. From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank. She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-Founder, Chief Compliance Officer and Chief Financial Officer. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997. Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009. Mr. Rutledge is the President and owner of Rutledge's Inc., an upscale men's clothing store, which he opened in 1967. Mr. Rutledge has over 40 years of business experience. He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009. In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO. From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and currently serves as Director. He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributors, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Funds’ investment adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time. The Board has appointed John R. Moran, Jr. as lead Independent Trustee. The lead independent trustee is responsible for chairing any meetings of the independent trustees. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by the Funds. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees owns securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee. The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526. The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter. The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell. The Audit Committee met three times during the fiscal year ended April 30, 2015.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust. The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell. The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended April 30, 2015.

Shareholder Nominations. The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2015, the dollar range of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

As of December 31, 2015, the dollar range of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	$10,001 - $50,000	$10,001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	Over $100,000
Michael “Ross” Shell	None	None

Remuneration of Trustees: Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$46,000
Jeremy W. Deems	$46,000	$0	$0	$46,000
John R. Moran, Jr.	$46,000	$0	$0	$46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000

*	The Fund Complex currently consists of 36 series of the Trust and any other investment companies for which any Trustee serves as trustee for and which Seafarer Capital Partners, LLC provides investment advisory services, currently none.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or trustee of the Funds.

INVESTMENT ADVISER

Seafarer Capital Partners, LLC, subject to the authority of the Board of Trustees, is responsible for the overall management and administration of each Fund’s business affairs. The Adviser commenced business operations in 2011, and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 1100 Larkspur Landing Circle, Suite 375, Larkspur, CA, 94939.

Pursuant to the Investment Advisory and Management Agreement (the “Advisory Agreement”), the Seafarer Overseas Growth and Income Fund pays the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets, and the Seafarer Overseas Value Fund pays the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets. The management fee for both Funds is paid on a monthly basis.

The Adviser has agreed to contractually waive and/or reimburse fees or expenses in order to limit each Fund’s Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to, in the case of the Seafarer Overseas Growth and Income Fund, 1.15% and 1.05%, and in the case of the Seafarer Overseas Value Fund, 1.15% and 1.05% of such Fund’s average daily net assets for the Investor and Institutional share classes respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees.

The initial term of the Advisory Agreement is, separately with respect to each Fund, two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of the Seafarer Overseas Growth and Income Fund’s Advisory Agreement and the initial approval of the Seafarer Overseas Value Fund’s Advisory Agreement will be provided in the Funds’ Annual Report to shareholders for the period ended April 30, 2016.

The table below shows the management fees paid by the Fund to the Adviser for the periods indicated:	For the Fiscal Year Ended April 30, 2015		For the Fiscal Year Ended April 30, 2014		For the Fiscal Year Ended April 30, 2013
	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund*	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund*	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund*
Gross Advisory Fees	$901,863	N/A	$380,980	N/A	$163,996	N/A
Waiver of Advisory Fees	($67,938)	N/A	($167,673)	N/A	($163,996)	N/A
Reimbursement of other Expenses	$0	N/A	$0	N/A	($102,313)	N/A
Net Advisory Fees	$833,925	N/A	$213,307	N/A	$0	N/A

*	As of the date of this Statement of Additional Information, the Seafarer Overseas Value Fund has not yet commenced operations.

Adviser’s Philosophy

Seafarer believes that disciplined active management, applied over a long-term horizon, can enhance investment performance and mitigate portfolio volatility.

Seafarer believes that structural inefficiencies exist within the financial markets of most developing countries. These inefficiencies can give rise to persistent mispricing of individual securities. Such inefficiencies may result from pronounced fluctuations in liquidity conditions, which can distort valuations; alternatively, they may arise from information asymmetries, where market participants misjudge the quality and growth prospects of a given business.

Seafarer further believes that most benchmark indices used to measure the performance of developing markets may incorporate certain shortcomings or biases. These biases mean that popular benchmarks may not fully represent the underlying economic and financial activity that they are supposed to track. Seafarer thinks the presence of these two anomalies – mispriced individual securities, and benchmarks that incorporate biases – might provide an opportunity to enhance long-term investment performance for the benefit of shareholders.

Seafarer’s Growth and Income strategy follows two steps: first, Seafarer seeks to identify and invest in those companies capable of generating sustained growth, but whose prospects have not been widely appreciated by financial markets. Second, Seafarer aims to build diversified and low-turnover portfolios that emulate the characteristics of a reasonable index – one that represents underlying economic activity in select developing markets, and which avoids the biases and shortcomings that Seafarer believes are inherent in standard benchmarks in the developing world.

Seafarer’s Value strategy utilizes a research-driven, bottom-up security selection process based on thorough fundamental research. The process begins when Seafarer identifies, in abstract, the financial and operating conditions that might give rise to value-oriented investment opportunities. Collectively, Seafarer refers to these conditions as “sources of value,” and they span circumstances such as the turnaround of a company in distress, or the sale of a company in which the transaction might unlock value. Seafarer then screens the emerging markets universe with criteria specifically developed to identify companies in such circumstances. Next, for each prospective investment candidate, Seafarer conducts a thorough analysis of the company’s underlying financial condition and corporate business prospects. Seafarer also makes forecasts regarding a normalized (e.g., non-distressed or a-cyclical) condition of the company’s balance sheets and cash flow, and then uses this information to estimate the company’s intrinsic value. Seafarer may visit the company in order to validate preliminary conclusions and refine underlying assumptions. When possible, Seafarer attempts to compare and benchmark the prospects of the investment candidate against similar historical cases in other parts of the world. Seafarer then selects certain securities for the strategy. Subsequent management visits allow Seafarer to track the company’s progress toward normalization, i.e. the narrowing (or cessation) of the “discount to intrinsic value.”

Seafarer believes that fundamental research on individual companies is the best means by which to capitalize on persistent inefficiencies in financial markets. Seafarer constructs portfolios from the “bottom up,” meaning that it selects individual securities based on their specific merits.

Seafarer believes its process is best suited to a long-term investment horizon. Seafarer avoids chasing short-term investment themes or trying to time markets.

Seafarer’s objective is to provide long-term investment portfolios that offer sustainable growth, reasonable income, suitable diversification and which mitigate volatility. Seafarer’s goal is to build lasting wealth for its clients over time.

Team Organization

Seafarer’s aim is to organize its investment team to promote accountability, responsibility, and collaboration. Seafarer places individuals, rather than large teams or committees, in charge of portfolios. Seafarer seeks to give them the authority and discretion to execute their duties accordingly. Seafarer places the responsibility for risk management with individual portfolio managers, and believes that the Manager must bear direct responsibility for his or her decisions, and cannot effectively delegate risk management to an oversight group or committee.

Seafarer believes that such a structure promotes accountability and responsibility to clients: the intent is for decisions to be made on a timely basis rather than be lost in committee. Seafarer generally locates all parties involved in the research process in a single location, so as to maximize collaboration, communication, and the flow of information. Seafarer’s research process seeks to challenge commonly held assumptions, and to overturn pre-conceived biases.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Fund’s Board of Trustees, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

Each Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds.

The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Period For the Fiscal Year Ended April 30, 2013
Seafarer Overseas Growth and Income Fund	$212,034	$201,230	$184,977
Seafarer Overseas Value Fund*	N/A	N/A	N/A

*	As of the date of this Statement of Additional Information, the Seafarer Overseas Value Fund has not yet commenced operations.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing the Adviser should be responsible for voting because it is a matter relating to the investment decision-making process.

Attached as Appendix B are summaries of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Funds or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives. When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling 1-855-732-9220 and (ii) on the SEC’s website at www.sec.gov.

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of March 21, 2016 the following shareholders owned 5% or more of the outstanding shares of each Fund as listed below:

Fund and Class	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Seafarer Overseas Growth & Income - Investor Class	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105	85.92%	Record
Seafarer Overseas Growth & Income - Investor Class	National Financial Services, LLC 82 Devonshire Street, R6A Boston, MA 02109	10.15%	Record
Seafarer Overseas Growth & Income - Institutional Class	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 9410	42.82%	Record
Seafarer Overseas Growth & Income - Institutional Class	National Financial Services, LLC 82 Devonshire Street, R6A Boston, MA 02109	15.05%	Record
Seafarer Overseas Growth & Income - Institutional Class	PNC Bank, N.A. 116 Allegheny Center Mall Pittsburgh, PA 15212	13.56%	Record
Seafarer Overseas Growth & Income - Institutional Class	MSCS Financial Services, LLC 717 17th Street, Ste 1300 Denver, CO 80202	10.95%	Record
Seafarer Overseas Growth & Income - Institutional Class	Pershing LLC 1 Pershing Plz. Jersey City, NJ 07399	7.79%	Record

The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

The Funds’ expenses include taxes, interest, fees and salaries of the Trust’s Fund Trustees and officers who are not trustees, officers or employees of the Funds’ service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings, other miscellaneous expenses and any extraordinary expenses. The Funds also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Funds. Unless noted otherwise, all information is provided as of December 1, 2015.

Other Accounts Managed by Portfolio Managers

The table below identifies as of December 1, 2015, for the portfolio managers of each Fund, the number of accounts (other than the Funds with respect to which information is provided) for which they have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Seafarer Overseas Growth and Income Fund
Andrew Foster	0	$0	1	$48	0	$0
Seafarer Overseas Value Fund
Paul Espinosa	0	$0	0	$0	0	$0

Portfolio Manager Compensation

Compensation. The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a fixed base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance.

The Adviser may evaluate competitive market compensation by reviewing investment industry compensation survey results conducted by an independent third party.

The portfolio manager's compensation consists of the following three elements:

•	Base salary. The portfolio manager is paid a fixed base salary. In setting the base salary, the Adviser’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

•	Discretionary cash bonus. Dependent on the Adviser’s profitability and financial resources, the portfolio manager is eligible to receive a discretionary, cash bonus. That bonus is determined based on quantitative and qualitative assessment of the manager's performance. Where sufficient performance history exists for the manager, a portion of his or her bonus is quantitatively determined, based typically upon an amalgamation of historical rolling averages of the pre-tax performance of all registered investment companies under the manager’s advice and direction. Such performance is judged relative to applicable benchmark indices, the performance of a pre-determined peer group, and for periods in excess of five years, in absolute (i.e., against compounded rates of return for short-term treasury bonds). The longer a manager’s record, the greater portion of his or her bonus that is determined quantitatively. The residual component of the bonus is determined on qualitative grounds, where the Adviser may take into account various subjective (possibly mitigating) factors. Strong qualitative and quantitative performance (against the applicable benchmark, peer group and in absolute) could deliver compensation that may be substantial in comparison to the manager’s base salary. Poor qualitative and quantitative performance (against the applicable benchmark, peer group and in absolute) could result in no bonus whatsoever. The amount of fund assets under management may have indirect impact on the potential size of the bonus, particularly as such assets will likely augment the Adviser’s revenues, thus improving its financial resources and its capacity to pay cash bonuses.

•	Equity incentives. The Adviser has established an equity incentive program that allows key personnel to build ownership in the Adviser’s capital structure. The Adviser believes that such incentives are useful in that they help retain key personnel, they better align managers’ interests with those of clients, and they provide personnel with the proper motivation to balance short-term and long-term management objectives.

Conflicts of Interest with Other Accounts. Potential conflicts of interest may arise when the Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other fund or accounts. At this juncture, the Adviser has two other client accounts under its advice and management; and the Adviser may pursue other clients.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities between the Fund and other client accounts. There is no guarantee, however, that the policies and procedures adopted by the Adviser will detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Fund and/or other accounts, the opportunity may be allocated among the Fund or these other accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. Also, the manager may face differing liquidity conditions for different accounts, which may give rise to the need for differing strategies for each. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The Adviser may provide more services (such as administration or recordkeeping) for some types of accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of December 1, 2015.

Portfolio Manager	Dollar Range of Ownership of Securities – Seafarer Overseas Growth and Income Fund	Dollar Range of Ownership of Securities – Seafarer Overseas Value Fund
Andrew Foster	Over $1,000,000	N/A
Paul Espinosa	None	N/A

NET ASSET VALUE

The following is a description of the procedures used by the Funds in valuing their assets. Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of each Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). The Funds’ net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 calendar days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Funds’ policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also the Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gain dividends.”

Ordinary income dividends and capital gain dividends are payable in full and fractional shares of the relevant class of a Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain dividends, or both, in cash. The election may be made at any time by submitting a written request directly to the relevant Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

Taxation of the Funds

The Funds intend to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets are invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 500% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. To qualify again to be taxed as a regulated investment company that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis. Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Funds intend to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that they will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and from other long-term capital gains recognized by the Fund and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Each Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain. Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders. The Funds do not expect a significant portion of distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Passive Foreign Investment Companies

The Funds do not expect to have significant investments in foreign investment entities referred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, the Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of the mark-to-market election, the Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains. By making the mark-to-market election, the Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above. Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement. In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Non-U.S. Taxes

A Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio. If at the close of its taxable year more than 50% of the value of the Fund’s total assets consist of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If the Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code.

If the Fund qualifies as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described 50% requirement. For this purpose, the term “qualified funds of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies. The Fund makes no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S. currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of a Fund. Certain of such Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

Each Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

Some of the Funds’ investments, such as certain option transactions and futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Funds may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. Certain income tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Funds may invest are not clear in various respects. As a result, the IRS could challenge the Funds’ methods of accounting for such contracts for tax purposes, and such a challenge could affect the status of a Fund as a regulated investment company.

The Funds may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Funds’ hedging activities, including transactions in options, futures contracts and foreign currencies, are likely to result in a difference between a Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for U.S. Federal income tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, and to any shareholder that fails to certify to the Fund that it is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and redeemed, exchanged or otherwise sold on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder of a cost basis method that has been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The historical legal requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and which are sold on and after that date.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Funds.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than certain property held in a non-passive trade or business). Net investment income includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income. Holders of Fund shares should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax (or to qualify for a reduced rate of withholding provided by a treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of thirty-four separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds. When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund. Additionally, approval of the Investment Advisory Contract and Management Contracts are matters to be determined separately by the fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund. The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodians. MUFG Union Bank National Association (“Union Bank”), located at 350 California Street, 6th Floor, San Francisco, California 94104, serves as the custodian for the Seafarer Overseas Growth and Income Fund (the “Growth and Income Fund”). As such, Union Bank holds in safekeeping certificated securities and cash belonging to the Growth and Income Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Growth and Income Fund. Upon instruction, Union Bank receives and delivers cash and securities of the Growth and Income Fund in connection with transactions for such Fund and collects all dividends and other distributions made with respect to Growth and Income Fund portfolio securities. Union Bank also maintains certain accounts and records of the Growth and Income Fund.

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as the custodian for the Seafarer Overseas Value Fund (the “Value Fund”). As such, BBH holds in safekeeping certificated securities and cash belonging to the Value Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Value Fund. Upon instruction, BBH receives and delivers cash and securities of the Value Fund in connection with transactions for such Fund and collects all dividends and other distributions made with respect to Value Fund portfolio securities. BBH also maintains certain accounts and records of the Value Fund.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds. As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of each Fund; (ii) make dividend and other distributions to shareholders of the Funds; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts. Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Trust’s independent registered public accounting firm. Deloitte & Touche LLP is located at 555 17th St. #3600, Denver, Colorado 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Funds and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Funds may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

Each Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield, and the tax-exempt status of distributions, should be considered when comparing each Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of each Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in each Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) and the unaudited financial statements and financial highlights in the October 31, 2015 Semi-Annual Report (the “Semi-Annual Report”) of the Seafarer Overseas Growth and Income Fund are incorporated in this SAI by reference. The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report. You can obtain additional copies of such Annual Report and such Semi-Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

As of the date of this Statement of Additional Information, the Seafarer Overseas Value Fund has not commenced investment operations. When available, you can obtain copies of the Seafarer Overseas Value Fund’s Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

APPENDIX A

Standard & Poor’s Ratings Group—A brief description of the applicable Standard & Poor’s (“S&P”) rating symbols and their meanings (as published by S&P) follows:

Long-Term Issue Credit Ratings

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Investors Service, Inc.—A brief description of the applicable Moody’s Investors Service, Inc. (“Moody’s”) rating symbols and their meanings (as published by Moody’s) follows:

Long-Term Obligation Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Obligation Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

APPENDIX B

Seafarer Capital Partners, LLC
Proxy Voting Policy, Procedures and Guidelines
October 28, 2013

Under Rule 206(4)-6 of the Advisers Act, it is a fraudulent, deceptive or manipulative course of business for an investment adviser to exercise voting authority with respect to client securities, unless the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients. Under the Rule, the adviser must also describe its policies to clients and provide them to clients upon request and also provide clients with information on how the adviser voted the proxies on their securities. The Adviser has adopted the following Proxy Voting Policies and Procedures (the “Proxy Policies”) and utilizes a third party proxy voting service to assist it in analyzing and voting proxies.

A.	PURPOSE

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

B.	POLICY

The Adviser acts as discretionary investment adviser for various registered investment companies (the “Funds”) and client accounts and has the authority to vote proxies. These Proxy Voting Policies and Procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of its clients, including the Funds. The Adviser will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.

C.	GUIDELINES

The following guidelines are a partial list to be used in voting on proposals often contained in proxy statements, but will not be used as rigid rules. The voting policies below are subject to modification in certain circumstances and will be reexamined from time to time. In all circumstances, even those that are seemingly routine, the Adviser reserves the right to evaluate each proposal in light of the best interests of its clients, and to vote other than as indicated by the Proxy Policies, if the Adviser believes, in good faith, that doing so will most enhance shareholder value. With respect to matters that do not fit in the categories stated below, the Adviser will exercise its best judgment as a fiduciary to vote in the manner that it believes will most enhance shareholder value.

i.	Management Proposals

The majority of votes presented to shareholders are proposals made by management, which have been approved and recommended by its board of directors. For routine matters (which generally means that such matter will not measurably change the structure, management, control or operation of the company and are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company), the Adviser will vote in accordance with the recommendation of the Company’s management, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the investing Funds.

Generally, in the absence of any unusual or non-routine information, the following items are likely to be supported:

•	Ratification of appointment of independent auditors;

•	General updating/corrective amendments to charter;

•	Increase in common share authorization for a stock split or share dividend;

•	Stock option plans that are incentive based and not excessive; and

•	Election of directors and payment of fees (unless such fees exceed market standards).

Non-routine matters may involve a variety of issues. The following items will typically require case-by-case review and analysis when submitted by management to a shareholder vote:

•	Directors’ liability and indemnity proposals;

•	Executive compensation plans;

•	Mergers, acquisitions, and other restructurings submitted to a shareholder vote;

•	Anti-takeover and related provisions; and

•	Shareholder Proposals

ii.	Shareholder Proposals

In general, the Adviser will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals. However, the Adviser will support shareholder proposals that are consistent with the Adviser’s proxy voting guidelines for board-approved proposals.

Generally, shareholder proposals related to the following items are supported:

•	Confidential voting;

•	Bylaw and charter amendments only with shareholder approval;

•	Requiring a majority of independent directors in a board

Generally, shareholder proposals related to the following items are not supported:

•	Limitations on the tenure of directors;

•	Cumulative voting;

•	Restrictions related to social, political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact; and

•	Reports which are costly to provide or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.

The Adviser will vote on proxy matters in accordance with a client’s specific request even if that vote would be inconsistent with its Proxy Policies, or its vote on behalf of other clients. Clients must make such requests in writing, and submit them in a timely matter.

iii.	Abstaining from Voting, Affirmatively Not Voting, and Failing to Vote Due to Constraints

The Adviser will take all measures necessary and appropriate to vote all proxies on a “best efforts” basis – that is it undertakes reasonable efforts to secure proxies and vote them in the best interests of its clients and according to its guidelines. However, if proxy materials are not available on a timely basis, or if they require additional processing, the Firm may not be in a position to vote within the allotted proxy schedule. Also, the Adviser may abstain from voting (which generally requires submission of the proxy voting card) or decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the applicable Fund.

Factors that may be considered in determining whether the Firm is in a position to vote or if abstaining or not voting is in the best interests of clients may include the costs associated with exercising the proxy (e.g. travel or translation costs), foreign ownership restrictions, and any legal restrictions on trading resulting from the exercise of a proxy (e.g. “share blocking” or other restrictions on transactions.

In some cases, refraining from voting on a matter submitted to shareholders may be, in Seafarer’s view, in the best interests of our clients. For example, the cost of voting the proxy may exceed the expected benefit to the client (e.g. travel or translation costs). Similarly, voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions (including registration procedures that result in a holding becoming illiquid for a period of time) and limitations that impede or make the exercise of shareholder rights impractical. Furthermore, if a proxy is received with short notice before a vote, the Firm may rely on its proxy voting service to process its vote in accordance with standing instructions. Factors that may limit the Adviser’s ability to vote include, but are not limited to:

•	Untimely or inadequate notice of shareholder meetings;

•	Restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes;

•	In-person voting requirements;

•	Restrictions on the sale of securities for periods surrounding the shareholder meeting (i.e. “share blocking”);

•	Granting local agents powers of attorney to facilitate voting instructions;

•	Proxy materials or ballots not being readily available; and

•	Proxy materials or ballots not being available in English

The fact that the Funds hold a small percentage of the outstanding voting securities of a company is not a sufficient reason for not voting a proxy.

iv.	Conflict of Interest

Due to the nature of the Adviser’s business and its ownership, it is unlikely that conflicts of interest will arise in voting proxies of public companies. The CCO will request disclosure of any potential conflicts of interest for access persons, and maintain records in accordance with this policy and related regulations. However, if a potential conflict of interest does arise, the CCO will review these votes in advance to make sure that the Adviser’s proposed votes are consistent with the established guidelines and not prompted by any conflict of interest. If a conflict is evident, the CCO will advise the affected clients, seek their direction, and vote accordingly. If such clients are not able to provide direction, the Adviser’s CCO will take other action as may be appropriate in the particular circumstances, and document such actions accordingly.

D.	PROCEDURES

The Adviser's Director of Fund Administration is responsible for overseeing a service to receive and execute proxies associated with clients' accounts. The CIO is responsible to ensure that the proxies, once received, are voted in a timely and consistent manner across all eligible accounts. The Director of Fund Administration is responsible to ensure that the voting instructions and all related reporting are executed in a compliant manner.

In order to facilitate the proxy voting process, the Adviser may engage, via the client's custodian, an independent proxy voting service. This service will receive, process, execute and record proxy votes on the Adviser's behalf. This service may (or may not) provide the Adviser with voting analysis and recommendations. It is the Adviser's duty to ensure that proxies are voted in accordance with the Adviser's policies and procedures, and to produce quarterly reports indicating how individual votes were cast. Portfolio managers for client accounts may exercise discretion as to how to vote a particular proxy, bearing in mind their fiduciary duties to act in the client's best interest. Portfolio managers may rely on advice, recommendations and analysis from other members of the firm's investment team; and they may utilize external reports and analysis to help determine the vote, provided that such resources are documented in accordance with the Firm's proxy policies. Lastly, a portfolio manager may determine it is in a client's interest to overturn a standing instruction on a particular proxy measure; if so, the corresponding rationale should be documented and maintained by the CCO.

E.	RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the CCO will maintain for the time periods set forth in such Rule the following: (i.) these proxy voting procedures and policies, and all amendments thereto; (ii.) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii.) a record of all votes cast on behalf of clients; (iv.) records of all client requests for proxy voting information; (v.) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi.) all records relating to requests made by clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part 2 of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise clients how they may obtain information about how the Adviser voted their securities. Clients may obtain information about how their securities were voted or a copy of the Adviser’s Proxy Voting Policies and Procedures free of charge by written request addressed to the CCO.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)

(1)	Trust Instrument of Registrant.(1)

(2)	Revised Trust Instrument of Registrant.(1)

(3)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(8)

(b)

(1)	By-Laws of Registrant.(1)

(2)	Revised By-Laws of Registrant.(1)

(3)	Amendment to By-Laws of Registrant dated April 25, 2008.(5)

(c)	Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(d)

(1)	Investment Advisory and Management Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

(2)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

(3)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

(4)	Supplement dated July 15, 2014 to Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Value Intersection Fund) .(43)

(5)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)

(6)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(28)

(7)	Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(8)	Amendment dated January 1, 2013 to Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund.(37)

(9)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

(10)	Investment Sub-Advisory Agreement dated January 15, 2014 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund)(filed herewith)

(11)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Allocation(f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(28)

(12)	Amendment to Investment Advisory Agreement dated August 31, 2012 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income Fund and RiverFront Conservative Income Builder Fund.(28)

(13)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/ka RiverFront Long-Term Growth & Income ), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth ) and RiverFront Moderate Growth & Income Funds.(28)

(14)	Amendment to Investment Sub-Advisory Agreement dated August 31, 2012 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund) RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Builder Funds. (28)

(15)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund.(28)

(16)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)

(17)	Investment Advisory Agreement dated August 2, 2011 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(28)

(18)	Investment Advisory Agreement dated July 13, 2011 between Registrant and Disciplined Growth Investors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(19)	Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(20)	Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(21)	Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(22)	Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(23)	Investment Advisory Agreement dated July 24, 2012 between Registrant and Hanson McClain Strategic Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(24)	Investment Advisory Agreement dated November 29, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(25)	Investment Advisory Agreement dated December 31, 2012 between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth Fund.(37)

(26)	Amendment dated December 5, 2012 to Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(27)	Sub-Advisory Agreement dated April 1, 2013 by and between Registrant, Highland Associates, Inc. and Robeco Investment Management, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)

(28)	Sub-Advisory Agreement dated April 1, 2013 by and between Registrant, Highland Associates, Inc. and Turner Investments, L.P. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)

(29)	Amendment dated May 1, 2013 to the Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(30)	Investment Advisory Agreement dated December 19, 2013 between Registrant and ALPS Advisors, Inc., with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(31)	Investment Advisory Agreement dated December 19, 2013 between Registrant and Westport Resources Management, Inc., with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(32)	Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Concise Capital Management, LP, with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(33)	Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Amundi Smith Breeden LLC, with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(34)	Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Sound Point Capital Management, L.P., with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(35)	Investment Advisory Agreement dated June 30, 2014 between ALPS Advisors, Inc. and the Registrant with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(36)	Investment Sub-Advisory Agreement dated June 30, 2014 among Registrant, ALPS Advisors, Inc. and Sterling Wealth Management Group, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(37)	Amendment dated July 31, 2014 to Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Insights Fund. (41)

(38)	Amendment dated June 10, 2014 to Investment Advisory Agreement between the Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund (41).

(39)	Amendment dated June 9, 2015 to Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Small Cap Value Fund.(47)

(40)	Amendment dated June 29, 2015 to Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(41)	Investment Advisory Agreement dated July 10, 2015 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Metis Global Micro Cap Fund (46).

(42)	Investment Sub-Advisory Agreement dated July 10, 2015 among Registrant, ALPS Advisors, Inc. and Metis Global Partners, LLC with respect to the ALPS/Metis Global Micro Cap Fund (46).

(43)	Investment Advisory Agreement dated _______, 2015 between Registrant and ALPS Advisors, Inc. with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(44)	Investment Sub-Advisory Agreement dated _____, 2015 among Registrant, ALPS Advisors, Inc. and Ellington Global Asset Management, LLC with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(45)	Investment Sub-Advisory Agreement dated July 31, 2015 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund.(48)

(46)	Amendment dated April 15, 2016 to the Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Value Fund (filed herewith).

(e)

(1)	Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Fund), RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation Fund (f/k/a RiverFront Moderate Growth Fund), RiverFront Dynamic Equity Income Fund (f/k/a RiverFront Long-Term Growth and Income Fund), RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund, ALPS/Kotak India Growth Fund and ALPS/Alerian MLP Infrastructure Index Fund.(36)

(2)	Amendment dated December 19, 2013 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(3)	Amendment dated June 30, 2014 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(4)	Amendment dated July 10, 2015 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Metis Global Micro Cap Fund (46).

(5)	Amendment dated _____, 2015 to the Distribution Agreement dated ____, 2015 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(6)	Form of Selling Agreement between ALPS Portfolio Solutions Distributor, Inc. and Broker/Dealer.(36)

(7)	Form of Shareholder Servicing Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(8)	Form of Fund-SERV Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(9)	Form of Trust Networking Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(10)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(28)

(11)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(12)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(13)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(14)	Distribution Agreement dated December 29, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(15)	Distribution Agreement dated January 30, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(16)	Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(17)	Distribution Agreement dated July 24, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(18)	Distribution Agreement dated December 31, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(19)	Amendment dated May 1, 2013 to Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(20)	Amendment dated July 31, 2014 to Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Insights Fund.(41)

(21)	Amendment dated June 9, 2015 to Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Small Cap Value Fund.(47)

(22)	Amendment dated June 29, 2015 to Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(23)	Amendment dated April 15, 2016 to Distribution Agreement dated January 30, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Seafarer Overseas Value Fund (filed herewith).

(24)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(10)

(25)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(26)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(27)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(f)	None.

(g)

(1)	Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

(2)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

(3)	Custodian Agreement dated August 3, 2009 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the ALPS/WMC Reasearch Value Fund (f/k/a Activa Value Fund).(16)

(4)	Amendment No. 2 dated December 30, 2009 to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(5)	Amendment No. 2 dated December 30, 2009 to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(6)	Amendment to Custody Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(7)	Amendment to Foreign Custody Manager Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(8)	Amendment to Custodian Agreement dated June 30, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Aspen Managed Futures Strategy Fund.(28)

(9)	Amendment to Custodian Agreement dated August 1, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Disciplined Growth Investors Fund.(28)

(10)	Amendment to Custodian Agreement dated December 13, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(11)	Amendment to Custodian Agreement dated January 25, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Seafarer Overseas Growth and Income Fund.(26)

(12)	Amendment to Custodian Agreement dated March 13, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(13)	Amendment to Custodian Agreement dated July 24, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(14)	Custodian Agreement dated December 26, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Aspen Managed Futures Strategy Fund, The Disciplined Growth Investors Fund, the Redmont Resolute Fund I, the Redmont Resolute Fund II, the Seafarer Overseas Growth and Income Fund, the Emerald Banking and Finance Fund, the Emerald Growth Fund, the Pathway Advisors Aggressive Growth Fund, the Pathway Advisors Aggressive Growth and Income Fund, the Pathway Advisors Conservative Fund, the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund.(48)

(15)	Amendment to Custodian Agreement dated March 4, 2013 between Registrant MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Stonebridge Small-Cap Growth Fund.(37)

(16)	Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Fund), RiverFront Global Growth Fund, RiverFront Global Allocation Fund, RiverFront Dynamic Equity Income Fund, RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund, ALPS/Alerian MLP Infrastructure Index Fund and ALPS/Westport Resources Hedged High Income Fund.(39)

(17)	Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(18)	Amendment to Custodian Agreement dated July 31, 2014 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Insights Fund.(41)

(19)	Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(45)

(20)	Amendment to Custodian Agreement dated June 9, 2015 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Small Cap Value Fund.(47)

(21)	Amendment to Custodian Agreement dated June 4, 2015 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(48)

(22)	Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the ALPS/Metis Global Micro Cap Fund and Ellington Credit Income Fund. (46)

(23)	Amendment to Custodian Agreement dated March 21, 2016 between Registrant and Brown Brothers Harriman & Co. with respect to the Seafarer Overseas Value Fund (filed herewith).

(h)

(1)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(2)	Amendment No. 2 dated August 31, 2009 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a Activa Value Fund).(16)

(3)	Amendment No. 4 dated January 15, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(4)	Amendment No. 5 dated March 9, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Research Value (f/k/a Activa Value Fund) and ALPS/GNI Long-Short Funds.(14)

(5)	Transfer Agency and Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(6)	Transfer Agency and Interactive Client Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(7)	Transfer Agency and Service Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(8)	Transfer Agency and Service Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)

(9)	Transfer Agency and Service Agreement September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(10)	Amendment dated June 15, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(18)

(11)	Amendment dated August 2, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(12)	Amendment dated September 27, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(13)	Amendment dated January 20, 2011 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Kotak India Growth Fund.(17)

(14)	Amendment dated August 31, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Conservative Income Builder Fund.(28)

(15)	Amendment dated November 29, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(16)	Amendment dated December 19, 2013 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(17)	Amendment dated June 30, 2014 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(18)	Amendment dated July 10, 2015 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Metis Global Micro Cap Fund (46).

(19)	Amendment dated _____, 2015 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(20)	Transfer Agency and Service Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(21)	Transfer Agency and Service Agreement January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(22)	Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund.(23)

(23)	Amendment dated July 31, 2014 to Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(24)	Transfer Agency and Service Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(25)	Transfer Agency and Service Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(26)	Amendment dated May 1, 2013 to the Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(27)	Amendment dated June 9, 2015 to Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(file herewith)

(28)	Amendment dated June 29, 2015 to Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(29)	Amendment dated April 15, 2016 to Transfer Agency and Services Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Value Fund (filed herewith).

(30)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(31)	Amendment dated August 31, 2009 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a Activa Value Fund).(16)

(32)	Amendment dated January 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(33)	Amendment dated March 9, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Research Value (f/k/a Activa Value Fund) and ALPS/GNI Long-Short Funds.(16)

(34)	Amendment dated June 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(18)

(35)	Amendment dated August 2, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(36)	Amendment dated September 27, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(37)	Amendment dated January 20, 2011 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

(38)	Amendment dated August 31, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Conservative Income Builder Fund.(28)

(39)	Amendment dated November 29, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(40)	Amendment dated December 19, 2013 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(41)	Amendment dated June 30, 2014 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(42)	Amendment dated July 10, 2015 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Metis Global Micro Cap Fund (46).

(43)	Amendment dated ____, 2015 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(44)	Amendment dated May 1, 2013 to the Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(45)	Administration, Bookkeeping and Pricing Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(46)	Administration, Bookkeeping and Pricing Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(47)	Administration, Bookkeeping and Pricing Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(48)	Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(49)	Amendment dated March 31, 2013 to Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(50)	Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(51)	Administration, Bookkeeping and Pricing Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(52)	Amendment dated July 31, 2014 to Fund Accounting and Administration Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(53)	Amendment dated June 9, 2015 to Fund Accounting and Administration Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(44)

(54)	Administration, Bookkeeping and Pricing Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(37)

(55)	Administration, Bookkeeping and Pricing Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(56)	Amendment dated June 29, 2015 to Administration, Bookkeeping and Pricing Agreement dated September 11, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(57)	Amendment dated April 15, 2016 to Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Value Fund (filed herewith).

(58)	PFO Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(59)	Chief Compliance Officer Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(60)	Amended and restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(61)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(62)	PFO Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(63)	Chief Compliance Officer Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(64)	Amended and Restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(65)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(66)	PFO Services Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(67)	Amendment dated January 29, 2016 to the PFO Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund II (filed herewith).

(68)	Chief Compliance Officer Services Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(69)	Amendment dated March 31, 2013 to Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(70)	Amendment dated January 29, 2016 to Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund II (filed herewith).

(71)	PFO Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(72)	PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(73)	Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(74)	Amendment dated July 31, 2014 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(75)	Amendment dated July 31, 2014 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(76)	Amendment dated June 9, 2015 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(47)

(77)	Amendment dated June 9, 2015 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(47)

(78)	PFO Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(79)	Chief Compliance Officer Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(80)	PFO Services Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(81)	Chief Compliance Officer Services Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(82)	Amendment to Amended and Restated Chief Compliance Officer Services Agreement dated May 1, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(83)	Amendment to PFO Services Agreement dated May 1, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(84)	Amendment dated June 29, 2015 to Amended and Restated Chief Compliance Officer Services Agreement dated September 11, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(85)	Amendment dated June 29, 2015 to PFO Services Agreement dated September 11, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(86)	Amended and Restated Chief Compliance Officer Services Agreement dated April 15, 2016 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Growth and Income Fund and the Seafarer Overseas Value Fund (filed herewith).

(87)	Amendment to the PFO Services Agreement dated April 15, 2016 between Registrant and ALPS Fund Services, Inc. with respect to Seafarer Overseas Value Fund (filed herewith).

(88)	Fee Waiver Letter Agreement dated December 15, 2015 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund (50).

(89)	Fee Waiver Letter Agreement dated December 15, 2015 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund (50).

(90)	Fee Waiver Letter Agreement dated December 15, 2015 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund (50).

(91)	Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(47)

(92)	Fee Waiver Letter Agreement dated December 15, 2015 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the ALPS|CoreCommodity Management CompleteCommodities Strategy Fund (50).

(93)	Fee Waiver Letter Agreement dated December 15, 2015 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income and RiverFront Conservative Income Funds (50).

(94)	Fee Waiver Letter Agreement dated December 15, 2015 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund (50).

(95)	Fee Waiver Letter Agreement dated March 12, 2013 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(37)

(96)	Fee Waiver Letter Agreement dated December 15, 2015 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund (50).

(97)	Transfer Agency Annual Account Fee Waiver Letter Agreement dated September 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund) (50).

(98)	Form of License Agreement among Registrant, ALPS Advisors, Inc., Kotak Mahindra Bank Limited and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(17)

(99)	Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Emerging Opportunities Fund and Grandeur Peak Global Reach Fund (47).

(100)	Fee Waiver Letter Agreement dated August 31, 2013 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)

(101)	Fee Waiver Letter Agreement dated August 12, 2015 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(47)

(102)	Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund, the Emerald Growth Fund and the Emerald Insights Fund.(47)

(103)	Fee Waiver Letter Agreement dated June 10, 2015 between Hanson McClain Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(47)

(104)	Fee Waiver Letter Agreement dated December 15, 2015 between Registrant and Westport Resources Management, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund (50).

(105)	Fee Waiver Letter Agreement dated December 15, 2015 between Registrant and Sterling Global Strategies LLC with respect to the ALPS/Sterling ETF Tactical Rotation Fund (50).

(106)	Fee Waiver Letter Agreement dated June 26, 2015 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Small Cap Value Fund.(47)

(107)	Fee Waiver Letter Agreement dated June 29, 2015 between Registrant and Grandeur Peak Global Advisors LLC with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(108)	Fee Waiver Letter Agreement dated July 10, 2015 among Registrant, ALPS Advisors, Inc. and Metis Global Partners, LLC with respect to the ALPS/Metis Global Micro Cap Fund. (46)

(109)	Fee Waiver Letter Agreement dated _____, 2015 among Registrant, ALPS Advisors, Inc. and Ellington Global Asset Management, LLC with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(110)	Fee Waiver Letter Agreement dated April 15, 2016 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Value Fund (filed herewith).

(i)

(1)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Vulcan Value Partners Fund, Vulcan Value Partners Small Cap Fund, Aspen Managed Futures Commodity Strategy, The Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance, Emerald Growth Fund, Emerald Insights Fund, Pathway Advisors Conservative, Pathway Advisors Aggressive Growth and Stonebridge Small-Cap Growth Funds (47).

(2)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to ALPS/Red Rocks Listed Private Equity, ALPS/WMC Research Value, Clough China, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Index, ALPS/Westport Resources Hedged High Income, ALPS/Sterling ETF Tactical Rotation Fund and ALPS/Metis Global Micro Cap Fund (50).

(3)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(4)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(5)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (filed herewith).

(6)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to Emerald Small Cap Value Fund.(49)

(j)

(1)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the ALPS/Red Rocks Listed Private Equity, ALPS/WMC Research Value, Clough China, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Index, ALPS/Westport Resources Hedged High Income and ALPS/Sterling ETF Tactical Rotation Funds (50).

(2)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the Vulcan Value Partners Fund, Vulcan Value Partners Small Cap Fund, Aspen Managed Futures Commodity Strategy, The Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance, Emerald Growth Fund, Emerald Insights Fund, Pathway Advisors Conservative, Pathway Advisors Aggressive Growth and Stonebridge Small-Cap Growth Funds (47).

(3)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the Seafarer Overseas Growth & Income Fund (filed herewith).

(4)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the Emerald Small Cap Value Fund.(49)

(5)	Consent of Skoda Minotti, as Independent Registered Public Accounting Firm, with respect to Elessar Small Cap Value Fund, the Predecessor Fund to Emerald Small Cap Value Fund.(49)

(k)	None.

(l)	Form of Share Purchase Agreement with respect to the Registrant.(14)

(m)

(1)	Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund, ALPS/Westport Resources Hedged High Income Fund, ALPS/Sterling ETF Tactical Rotation Fund, ALPS/Metis Global Micro Cap Fund and Ellington Credit Income Fund, Class A.(46)

(2)	Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS/Westport Resources Hedged High Income Fund, ALPS/Sterling ETF Tactical Rotation Fund, and Ellington Credit Income Fund, Class C.(filed herewith)

(3)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, Class R.(36)

(4)	Distribution and Services Plan – RiverFront Global Growth Fund, Investor Class.(36)

(5)	Amended and Restated Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS/Westport Resources Hedged High Income Fund, ALPS/Sterling ETF Tactical Rotation Fund, ALPS/Metis Global Micro Cap Fund and Ellington Credit Income Fund, Class A.(filed herewith)

(6)	Amended Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund and ALPS/Westport Resources Hedged High Income Fund, ALPS/Sterling ETF Tactical Rotation Fund, ALPS/Global Micro Cap Fund, and Ellington Credit Income Fund, Class C.(46)

(7)	Distribution and Services Plan – Aspen Managed Futures Strategy Fund, Class A.(20)

(8)	Amended and Restated Shareholder Services Plan – Aspen Managed Futures Strategy Fund, Class A (filed herewith).

(9)	Amended Distribution and Services Plan – Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund, Investor Class.(45)

(10)	Amended and Restated Shareholder Services Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund, Investor Class (filed herewith).

(11)	Amended and Restated Shareholder Services Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund, Institutional Class (filed herewith).

(12)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A.(23)

(13)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(14)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(15)	Distribution and Services Plan – Emerald Growth Fund, Class A.(23)

(16)	Distribution and Services Plan – Emerald Growth Fund, Class C.(23)

(17)	Distribution and Services Plan – Emerald Growth Fund, Investor Class.(23)

(18)	Distribution and Services Plan – Emerald Insights Fund, Class A.(41)

(19)	Distribution and Services Plan – Emerald Insights Fund, Class C. (41)

(20)	Distribution and Services Plan – Emerald Insights Fund, Investor Class.(41)

(21)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class A.(47)

(22)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class C.(47)

(23)	Distribution and Services Plan – Emerald Small Cap Value Fund, Investor Class.(47)

(24)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(25)	Amended and Restated Shareholder Services Plan – Emerald Growth Fund, Emerald Banking and Finance Fund and Emerald Insights Fund, Institutional Class (filed herewith).

(26)	Amended and Restated Shareholder Services Plan – Emerald Growth Fund, Emerald Banking and Finance Fund and Emerald Insights Fund, Investor Class (filed herewith).

(27)	Shareholder Services Plan – Emerald Growth Fund, Class C.(23)

(28)	Shareholder Services Plan – Emerald Insights Fund, Class C.(41)

(29)	Shareholder Services Plan – Emerald Small Cap Value Fund, Class C.(47)

(30)	Distribution and Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(31)	Amended and Restated Shareholder Services Plan – Pathway Advisors Conservative Fund and Pathway Advisors Aggressive Growth Fund (filed herewith).

(32)	Distribution and Services Plan – ALPS/Metis Global Micro Cap Fund, Class C (filed herewith.

(n)

(1)	Amended Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity, ALPS/WMC Research Value (f/k/a ALPS/WMC Disciplined Value Fund), Clough China, ALPS|CoreCommodity Management CompleteCommodities Strategy, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure, ALPS/Westport Resources Hedged High Income, ALPS/Sterling ETF Tactical Rotation, ALPS/Metis Global Micro Cap and Ellington Credit Income Funds (filed herewith).

(2)	Rule 18f-3 Plan – Aspen Managed Futures Strategy Fund.(20)

(3)	Amended Rule 18f-3 Plan - Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(4)	Rule 18f-3 Plan – Redmont Resolute Fund I.(25)

(5)	Amended Rule 18f-3 Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund (filed herewith).

(6)	Amended Rule 18f-3 Plan – Emerald Banking and Finance Fund, Emerald Growth Fund and Emerald Insights Fund. (41)

(7)	Amended Rule 18f-3 Plan – Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund and Emerald Small Cap Value Fund.(47)

(o)	Reserved.

(p)

(1)	Code of Ethics for Registrant, revised as of March 13, 2006.(2)

(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of December 1, 2015 (filed herewith).

(3)	Code of Ethics for Red Rocks Capital LLC as of December 31, 2008, as amended.(6)

(4)	Code of Ethics for Wellington Management Company, LLP as of August 1, 2013.(43)

(5)	Code of Ethics for Clough Capital Partners LP as of May 2, 2007.(7)

(6)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.(11)

(7)	Code of Ethics for CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC).(12)

(8)	Code of Ethics for RiverFront Investment Group, LLC.(15)

(9)	Code of Ethics for Kotak Mahindra (UK) Limited.(17)

(10)	Code of Ethics for Aspen Partners Ltd.(20)

(11)	Code of Ethics for Disciplined Growth Investors, Inc.(19)

(12)	Code of Ethics for Grandeur Peak Global Advisors, LLC.(22)

(13)	Code of Ethics for Highland Associates, Inc.(25)

(14)	Code of Ethics for Seafarer Capital Partners, LLC.(48)

(15)	Code of Ethics for Emerald Mutual Fund Advisers Trust.(23)

(16)	Code of Ethics for Hanson McClain, Inc. (27)

(17)	Code of Ethics for Stonebridge Capital Management, Incorporated as of July 10, 2014 (42).

(18)	Code of Ethics for Robeco Investment Management, Inc.(37)

(19)	Code of Ethics for Turner Investments L.P.(37)

(20)	Code of Ethics for Westport Resources Management, Inc.(39)

(21)	Code of Ethics for Concise Capital Management, LP.(39)

(22)	Code of Ethics for Amundi Smith Breeden LLC (filed herewith).

(23)	Code of Ethics for Sound Point Capital Management, L.P.(39)

(24)	Code of Ethics for Sterling Wealth Management, Inc.(40)

(25)	Code of Ethics for Metis Global Partners, LLC (46).

(26)	Code of Ethics for Ellington Global Asset Management, LLC (to be filed by subsequent amendment).

(q)

(1)	Power of Attorney dated September 11, 2012.(29)

(2)	Power of Attorney dated August 7, 2015. (47)

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(3)	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(4)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(5)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(6)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 12, 2009.
(7)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on August 20, 2009.
(8)	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(9)	Incorporated by reference to the Post-Effective Amendment No. 41 to Registrant’s Registration Statement filed on September 29, 2009.

(10)	Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
(11)	Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
(12)	Incorporated by reference to the Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on June 15, 2010.
(13)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 25, 2010.
(14)	Incorporated by reference to the Post-Effective Amendment No. 57 to Registrant’s Registration Statement filed on June 30, 2010.
(15)	Incorporated by reference to the Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on July 30, 2010.
(16)	Incorporated by reference to the Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on August 30, 2010.
(17)	Incorporated by reference to the Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on January 28, 2011.
(18)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(19)	Incorporated by reference to the Post-Effective Amendment No. 75 to Registrant’s Registration Statement filed on July 13, 2011.
(20)	Incorporated by reference to the Post-Effective Amendment No. 77 to Registrant’s Registration Statement filed on August 1, 2011.
(21)	Incorporated by reference to the Post-Effective Amendment No. 80 to Registrant’s Registration Statement filed on August 29, 2011.
(22)	Incorporated by reference to the Post-Effective Amendment No. 82 to Registrant’s Registration Statement filed on September 22, 2011.
(23)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on December 23, 2011.
(25)	Incorporated by reference to the Post-Effective Amendment No. 88 to Registrant’s Registration Statement filed on December 29, 2011.
(26)	Incorporated by reference to the Post-Effective Amendment No. 90 to Registrant’s Registration Statement filed on January 30, 2012.
(27)	Incorporated by reference to the Post-Effective Amendment No. 97 to Registrant’s Registration Statement filed on July 24, 2012.
(28)	Incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012.
(29)	Incorporated by reference to the Post-Effective Amendment No. 102 to Registrant’s Registration Statement filed on October 5, 2012.
(30)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on November 19, 2012.
(31)	Incorporated by reference to the Post-Effective Amendment No. 104 to Registrant’s Registration Statement filed on November 29, 2012.
(32)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registrant’s Form N-14 Registration Statement filed by the Registrant on December 19, 2012.
(33)	Incorporated by reference to the Post-Effective Amendment No. 107 to Registrant’s Registration Statement filed on December 28, 2012.

(34)	Incorporated by reference to the Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on March 29, 2013.
(35)	Incorporated by reference to the Post-Effective Amendment No. 113 to Registrant’s Registration Statement filed on May 1, 2013.
(36)	Incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013.
(37)	Incorporated by reference to the Post-Effective Amendment No. 118 to Registrant’s Registration Statement filed on August 28, 2013.
(38)	Incorporated by reference to the Post-Effective Amendment No. 125 to Registrant’s Registration Statement filed on November 27, 2013.
(39)	Incorporated by reference to the Post-Effective Amendment No. 127 to Registrant’s Registration Statement filed on December 19, 2013.
(40)	Incorporated by reference to the Post-Effective Amendment No. 131 to Registrant’s Registration Statement filed on June 30, 2014.
(41)	Incorporated by reference to the Post-Effective Amendment No. 134 to Registrant’s Registration Statement filed on July 30, 2014.
(42)	Incorporated by reference to the Post-Effective Amendment No. 136 to Registrant’s Registration Statement filed on August 28, 2014.
(43)	Incorporated by reference to the Post-Effective Amendment No. 139 to Registrant’s Registration Statement filed on February 27, 2015.
(44)	Incorporated by reference to the Post-Effective Amendment No. 146 to Registrant’s Registration Statement filed on June 9, 2015.
(45)	Incorporated by reference to the Post-Effective Amendment No. 148 to Registrant’s Registration Statement filed on June 29, 2015.
(46)	Incorporated by reference to the Post-Effective Amendment No. 150 to Registrant’s Registration Statement filed on July 10, 2015.
(47)	Incorporated by reference to the Post-Effective Amendment No. 155 to Registrant’s Registration Statement filed on August 28, 2015.
(48)	Incorporated by reference to the Post-Effective Amendment No. 162 to Registrant’s Registration Statement filed on December 29, 2015.
(49)	Incorporated by reference to the Post-Effective Amendment No. 165 to Registrant’s Registration Statement filed on January 28, 2016.
(50)	Incorporated by reference to the Post-Effective Amendment No. 168 to Registrant’s Registration Statement filed on February 26, 2016.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

None.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (e)(6) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpre-ta-tions of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers and SubAdvisers.

ALPS ADVISORS, INC.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director	See Trustee and Officer Table in SAI	Fund Servicing
Thomas A. Carter	President, Director
President and Director, ALPS Portfolio Solutions Distributor, Inc. and Red Rocks Capital LLC, Executive Vice President and Director, ALPS Fund Services, Inc. and ALPS Distributors, Inc. and Director, ALPS Holdings, Inc.
Fund Servicing

Jeremy O. May	Executive Vice President, Director	President and Director, ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director, ALPS Holdings, Inc., and Director, ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President	Senior Vice President and CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., and ALPS Fund Services, Inc., and Senior Vice President of ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Senior Vice President, Chief Technology Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Aisha J. Hunt	Sr. Vice Pres., General Counsel and Asst. Secretary	Sr. Vice Pres., General Counsel and Asst. Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Fund Services, Inc. and Red Rocks Capital LLC.	Fund Servicing
Eric T. Parsons	Vice President, Controller, Assistant Treasurer
Vice President, Corporate Controller, ALPS Holdings, Inc., and Vice President, Controller, Assistant Treasurer ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.
Fund Servicing
Patrick Buchanan	Vice President, Advisory Operations	Not Applicable	Not Applicable
Randall D. Young**	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Fund Services, Inc. and Red Rocks Capital LLC.	Fund Servicing
Douglas W. Fleming**	Assistant Treasurer	Assistant Treasurer, ALPS Holdings, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc., ALPS Fund Services, Inc. and Red Rocks Capital LLC.	Fund Servicing

Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	Vice President, Treasurer and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Fund Services, Inc. and Red Rocks Capital LLC.	Fund Servicing
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Fund Servicing
William R. Parmentier, Jr.	Senior Vice President, Director of Research	Not Applicable	Fund Servicing
Michael Akins	Senior Vice President, Index Management	Not Applicable	Fund Servicing
Troy A. Duran	Senior Vice President, Chief Financial Officer
Senior Vice President, Chief Financial Officer of ALPS Portfolio Solutions Distributors, Inc., ALPS Distributors, Inc. and ALPS Fund Services, Inc., and Senior Vice President, Director of Corporate Development of ALPS Holdings, Inc.
Fund Servicing
Erin D. Nelson	Senior Vice President, Chief Compliance Officer	Not Applicable	Not Applicable
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Wyck Brown	Senior Vice President	Not Applicable	Not Applicable
Dennis P. Emanuel	Director of ETF and Closed-End Fund Strategy	Not Applicable	Not Applicable
Hilary Quinn	Vice President	Vice President, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
JoEllen L. Legg	Vice President, Assistant General Counsel	Vice President, Assistant General Counsel of ALPS Fund Services, Inc.	Fund Servicing
Abigail J. Murray	Vice President, Senior Counsel	Vice President, Senior Counsel of ALPS Fund Services, Inc.	Fund Servicing
Andrea E. Kuchli	Vice President, Senior Counsel	Vice President, Senior Counsel of ALPS Fund Services, Inc.	Fund Servicing
Jennifer Craig	Assistant Vice President	Assistant Vice President, ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens, Fleming and Dixon is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

RED ROCKS CAPITAL LLC

Name*	Position with Red Rocks Capital LLC	Other Business Connections	Type of Business
Gregg Wm. Givens**	Manager, Vice President, Treasurer and Assistant Secretary	Vice President, Treasurer and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Thomas A. Carter*	President	President and Director, ALPS Portfolio Solutions Distributor, Inc., Executive Vice President and Director, ALPS Fund Services, Inc. and ALPS Distributors, Inc. and Director, ALPS Holdings, Inc.	Fund Servicing
Randall D. Young***	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Douglas W. Fleming***	Assistant Treasurer	Assistant Treasurer, ALPS Holdings, Inc., ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc., and ALPS Fund Services, Inc.	Fund Servicing
Aisha J. Hunt*	Assistant Secretary, General Counsel	Sr. Vice Pres., General Counsel and Asst. Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Adam Goldman**	Senior Vice President, Portfolio Manager	Not Applicable	Not Applicable
Mark S. Sunderhuse**	Senior Vice President, Portfolio Manager	Not Applicable	Not Applicable
Matthew R. Luoma**	Chief Financial Officer, Chief Compliance Officer	Not Applicable	Not Applicable
Glenn P. Dreiling**	Vice President, Operations	Not Applicable	Not Applicable

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for each of the Red Rocks Capital LLC representatives is: 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401.
*****	The principal business address for Messrs. Young, Givens, Fleming and Dixon is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

WELLINGTON MANAGEMENT COMPANY LLP

Business And Other Connections Of Officers And Directors Of Registrant's Investment Subadviser, Wellington Management Company LLP ("Wellington Management").

The principal business address of Wellington Management Company LLP is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management Company LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company LLP, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

CLOUGH CAPITAL PARTNERS, LP

Name*	Position with Clough Capital Partners LP	Other Business Connections	Type of Business
Charles I. Clough, Jr.	Partner, Chief Executive Officer, Portfolio Manager	Not Applicable	Not Applicable
James E. Canty	Partner, President, Portfolio Manager	Not Applicable	Not Applicable
Eric A. Brock	Partner, Director of Research, Portfolio Manager	Not Applicable	Not Applicable
Daniel J. Gillis	Chief Compliance Officer	Not Applicable	Not Applicable
Austin C. McClintock	Chief Operating Officer/Chief Financial Officer	Not Applicable	Not Applicable

*	The principal business address for each of the Clough Capital Partners LP representatives is: One Post Office Square, 40th Floor, Boston, Massachusetts 02109.

VULCAN VALUE PARTNERS LLC

Name*	Position with Vulcan Value Partners	Other Business Connections	Type of Business
C.T. Fitzpatrick	Chief Executive Officer, Chief Investment Officer	Current - Chairman of the Board, Green Co. (Montgomery, Alabama)	Real Estate
Bruce Donnellan	Principal	Former - Acquisition Manager, Southern Power Company (Birmingham, Alabama)	Public Utility
Adam McClain	Principal / President	Former - First Vice President, Private Wealth Management Group, Sun Trust Bank (Memphis, Tennessee)	Financial Services
Hampton McFadden	Principal	Director of Republic Capital Access (Washington D.C.) Former - Director of Republic Capital Access (Washington D.C.), Co-Founder, CEO, and General Counsel of Republic Capital Access (Washington D.C.)	Financial Services
Richard Davis	Principal/ Chief Operating Officer/ Chief Financial Officer	Harbert Management Corporation (Birmingham, AL)	Financial Services

*	The principal business address for each of the Vulcan Value Partners, LLC representatives is: 2801 Highway 280 South, Suite 300, Birmingham, AL 35223.

CORECOMMODITY MANAGEMENT, LLC (F/K/A JEFFERIES ASSET MANAGEMENT, LLC)

Name*	Position with CoreCommodity Management, LLC	Other Business Connections	Type of Business
Adam C. De Chiara	Co-President	None	N/A
Bradford L. Klein	Co-President	None	N/A
Andrew R. Kaplan	Executive Vice President, General Counsel and Secretary	None	N/A
Todd A. Streichler	Director of Finance	None	N/A
Michael S. Kaplan	Director of Operations	None	N/A
Michael S. Sheehy	Senior Vice President and Chief Compliance Officer	None	N/A

*	The principal business address for each of the CoreCommodity Management, LLC representatives is: 680 Washington Boulevard, 11th Floor, Stamford, Connecticut 06901..

RIVERFRONT INVESTMENT GROUP, LLC

Name*	Position with RiverFront Investment Group, LLC	Other Business Connections	Type of Business
Paul Michael Jones, CFA	Chairman & Chief Investment Officer	Chairman of Finance Committee for Maggie Walker Governor’s School	Non-profit foundation
Rod Smyth	Chief Investment Strategist	Virginia Retirement System (VRS) – Chairman, Investment Advisory Committee	Financial Services
Doug Sandler, CFA	Chief U.S. Equity Officer	None	N/A
Peter J. Quinn, Jr.	President & Chief Operating Officer	ResQd LLC/Advisor-LLC Member	LLC
Karrie Southall, CIPM	Chief Compliance Officer and Director of Operations & Trading	None	NA
Timothy Anderson, CFA	Chief Fixed Income Officer	None	N/A
Samuel Turner, CMT	Director of US Equity	None	N/A
Paul Louie	Director of US Equity	None	N/A
Adam Grossman, CFA	Chief Global Equity Officer	None	NA
William Ryder, CFA, CMT	Director of Risk Management	None	N/A
Chris Konstantinos, CFA	Director of International Portfolio Management	None	N/A
Kevin Nicholson	Chief Risk Officer	None	NA
Deva Meenakshisundaram, FRM	Chief of Quantitative Analytics	None	NA
Rebecca Felton	Director of Portfolio Risk Management	None	N/A
Rob Glownia	Fixed Income Analyst	None	N/A

*	The principal business address for each of the RiverFront representatives is: 1214 East Cary Street, Richmond, VA 23219.

KOTAK MAHINDRA (UK) LTD.
EXECUTIVE DIRECTORS

Name*	Position with Kotak-Mahindra	Other Business Connections	Type of Business
Abhishek Bhalotia	Director, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable
Ruchit Puri	Director, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable

*	The principal business address for Kotak-Mahindra (UK) Ltd. is: 8[h] Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom. The branches have a local address.

ASPEN PARTNERS, LTD.

Name*	Position with Aspen Partners, Ltd.	Other Business Connections	Type of Business
Bryan R. Fisher	Managing Partner	None	N/A
William Ware Bush	Partner	None	N/A
Brian E. Broadway	Chief Operating Officer	None	N/A
Davis Vick	Chief Compliance Officer	None	N/A
Deborah Terry	Chief Financial Officer	None	N/A

*	The principal business address for each of the Aspen Partners Ltd. representatives is: 9 East Franklin Street, Richmond, VA 23103.

DISCIPLINED GROWTH INVESTORS INC.

Name*	Position with Disciplined Investors, Inc.	Other Business Connections	Type of Business
Fred Martin	Director and President	Compass Investors LP – Special Limited Partner Navigator Investors, LP – Managing General Partner	Financial Services Financial Services
Rob Nicoski	Portfolio Manager	None	N/A
Scott Link	Portfolio Manager	None	N/A

*	The principal business address for each of Disciplined Growth Investors, Inc. representatives is: Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402.

GRANDEUR PEAK GLOBAL ADVISORS, LLC

Name*	Position with Grandeur Peaks Global Advisors, LLC	Other Business Connections	Type of Business
Robert Thatcher Gardiner	Chief Executive Officer, Director
Manager
Gardiner Investments, LLC
4247 Camille St.
Salt Lake City, UT 84124
Director (“Board of Managers”)
Gardiner Properties, LLC
1075 East 2100 South
 Salt Lake City, Utah 84106
Director
Animal Reference Pathology
525 E 4500 S #200
Salt Lake City, UT 84107
Investment holding company Real estate development company Veterinary lab testing
Blake Harold Walker	Chief Investment Officer, Executive Vice President, Director	None	N/A
Eric W. Huefner	President, Chief Operating Officer, Chief Compliance Officer, Director	None	N/A

*	The principal business address for each of Grandeur Peak Global Advisors, LLC representatives is: 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101.

HIGHLAND ASSOCIATES, INC.

Name*	Position with Highland Associates, Inc.	Other Business Connections	Type of Business
William A. Terry	Founder and Partner	Protective Life Corporation (Birmingham, AL) Highland Information Services, Inc. (Birmingham, AL)	Insurance Investments
Charles D. Perry, Jr.	Founder and Partner	Highland Strategies, LLC (Birmingham, AL) Highland Information Services, Inc. (Birmingham, AL)	Investments Investments
Jack W. Echols, III	President & Chief Executive Officer	N/A	N/A
Susan L. Padgett	Shareholder	N/A	N/A
R. Scott Graham	Chief Investment Officer, Principal and Shareholder	N/A	N/A
Michael T. Lytle	Principal and Shareholder	N/A	N/A
Paige B. Daniel	Principal and Shareholder	N/A	N/A
Hunter W. Craig	Director of Manager Research and Shareholder	N/A	N/A
J. Michael Thomas	Consultant and Shareholder	N/A	N/A
Scott W. Sealock	Financial Analyst and Shareholder	N/A	N/A

*	The principal business address for each of the Highland Associates, Inc. representatives is: 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478.

SEAFARER CAPITAL PARTNERS, LLC

Name*	Position with Seafarer Capital Partners, LLC	Other Business Connections	Type of Business
Andrew T. Foster	Managing Member, Chief Executive Officer, Chief Investment Officer	N/A	N/A
Michelle M. Foster	Managing Member, President, Chief Financial Officer,	N/A	N/A
Kate Jaquet	Compliance Officer	N/A	N/A
Paul Espinosa	Portfolio Manager	N/A	N/A

*	The principal business address for each of the Seafarer Capital Partners, LLC representatives is 1100 Larkspur Landing Circle, Suite 375, Larkspur, CA 94939.

EMERALD MUTUAL FUNDS ADVISERS TRUST

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Kenneth Mertz	President, Chief Investment Officer and Portfolio Manager	President, Portfolio Manager (since 1/1/92) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Daniel Moyer	Executive Vice President
Executive Vice President, Managing Director (since 10/1/1992) and Assistant Secretary
Emerald Advisers, Inc.
3175 Oregon Pike
Leola, PA 17540

Managing Director (since 8/7/2009), Secretary and Treasurer
Emerald Separate Account Management, LLC
3175 Oregon Pike
Leola, PA 17540

Executive Vice President, Secretary and Treasurer
Emerald Asset Management, Inc.
3175 Oregon Pike
Leola, PA 17540

Executive Vice President
Emerald Direct Lending Advisers, LLC
3175 Oregon Pike
Leola, PA 17540
Investment adviser Investment adviser Holding company Investment adviser
James Meehan	Chief Compliance Officer
Chief Compliance Officer (since 5/1/2009)
Emerald Advisers, Inc.
3175 Oregon Pike
Leola, PA 17540

Chief Compliance Officer (since 8/7/2009)
Emerald Separate Account Management, LLC
3175 Oregon Pike
Leola, PA 17540

Chief Compliance Officer (since 9/30/2015)
EmStone Advisers, LLC
3175 Oregon Pike
Leola, PA 17540
Investment adviser Investment adviser Investment adviser

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Stacy Sears	Senior Vice President, Secretary and Portfolio Manager	Senior Vice President, Portfolio Manager (since 10/1/1992) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Steven Russell, Esq.	Portfolio Manager, Emerald Banking and Finance Fund
Senior Research Analyst,
Emerald Advisers, Inc.
3175 Oregon Pike
Leola, PA 17540

Portfolio Manager
Emerald Direct Lending Advisers, LLC
3175 Oregon Pike
Leola, PA 17540

Portfolio Manager
EmStone Advisers, LLC
3175 Oregon Pike
Leola, PA 17540
Investment adviser Investment adviser Investment adviser
Joseph Garner	Senior Vice President, Portfolio Manager, Emerald Growth Fund Associate Portfolio Manager, Emerald Insights Fund	Vice President Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540 Assistant Secretary Emerald Asset Management, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser Holding company
David Volpe, CFA	Portfolio Manager, Emerald Insights Fund	Deputy Chief Investment Officer, Portfolio Manager, Managing Director Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Stephen Amsterdam	Associate Portfolio Manager, Emerald Insights Fund	Senior Research Analyst, Associate Portfolio Manager Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser

*	The principal business address for each of the Emerald Mutual Funds Advisers Trust representatives is 3175 Oregon Pike, Leola, PA 17540.

HANSON MCCLAIN, INC.

Name*	Position with Hanson McClain Strategic Advisors, Inc.	Other Business Connections	Type of Business
Scott T. Hanson	Co-Owner	Hanson McClain Group 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Holding Company
	Co-CEO	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	Co-CEO	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
Patrick C. McClain	Co-Owner	Hanson McClain Group 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Holding Company
	Co-CEO	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	Co-CEO	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser

Matthew E. Russell	CFO	Hanson McClain Group 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Holding Company
	CFO	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	CFO	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
Corey C. Gamble	Chief Compliance Officer	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	Chief Compliance Officer	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
David W. Schauer	Financial Advisor	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	Registered Representative	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser

*	The principal business address for each of the Hanson McClain, Inc. representatives is 8775 Folsom Blvd. Suite 100, Sacramento, CA 95826.

STONEBRIDGE CAPITAL MANAGEMENT, INC.

Name*	Position with Stonebridge Capital Management, Inc.	Other Business Connections	Type of Business
Richard C. Barrett	Chief Executive Officer, President, Managing Director	President and Chairman of the Board, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Debra L. Newman	Chief Compliance Officer, Executive Vice President, Secretary, Chief Financial Officer, Managing Director	Vice President, Treasurer, and Chief Compliance Officer, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Matthew W. Markatos	Executive Vice President, Managing Director	Vice President, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Karen H. Parris	Executive Vice President, Managing Director	None	N/A

*	The principal business address for each of the Stonebridge Capital Management, Inc. representatives is 1801 Century Park East, Suite 1800, Los Angeles, CA 90067.

ROBECO INVESTMENT MANAGEMENT, INC.

Name*	Position with Robeco Investment Management, Inc.	Other Business Connections	Type of Business
Mark E. Donovan	Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc.	Investment Advisory
Joseph F. Feeny, Jr.	Co-Chief Executive Officer and Chief Executive Officer	(1) Robeco US Holding, Inc. (2) Robeco Trust Company	(1) Holding company (2) Non-depository trust company

William George Butterly, III	Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	(1) Robeco Institutional Asset Management US Inc. (2) Robeco Securities, L.L.C. (3) Robeco Trust Company (4) RobecoSAM USA, Inc. (5) Robeco Boston Partners (UK) Limited	(1) Investment Advisory (2) Broker-Dealer (3) Non-depositary Trust Company (4) Investment Advisory (5) Private Limited Company (UK)
Matthew J. Davis	Senior Managing Director, Treasurer & Chief Financial Officer	(1) Robeco Institutional Asset Management US Inc. (2) Robeco Securities, L.L.C. (3) Robeco Trust Company (4) Robeco Boston Partners (UK) Limited	(1) Investment Advisory (2) Broker-Dealer (3) Non-depositary Trust Company (5) Private Limited Company (UK)
Roderick Munsters	Director	Robeco Groep N.V.	Investment Advisory
Leni M. Boeren	Director	(1) Robeco Groep N.V. (2) Robeco Institutional Asset Management B.V. (3) RobecoSAM AG (4) RobecoSAM USA, Inc	(1) Investment Advisory (2) Investment Advisory (Netherlands) (3)Investment Advisory (Switzerland) (4) Investment Advisory
Martin Mlynar	Director	(1) Corestone Investment Managers AG (2) Source Capital AG (3 Source Capital Holding AG	(1) Investment Advisory (2) Investment Advisory (Switzerland) (3)

*	The principal business address for each of the executive officers is One Beacon Street, 30th Floor, Boston, MA 02108.

PINEBRIDGE INVESTMENTS, LLC

Name*	Position with Turner Investments, L.P.	Other Business Connections	Type of Business
George Horning
1) Applico
2) Forester Research
3) Gordon A. Rich Foundation
4) Lowekey Media
5) Next Line Manufacturing, Inc.
6) Grow NYC
7) Locus Investment Fund I, L.P.
8) Holton Farms
9) Brattle Foods Private Ltd.
10) Riverkeeper
11) Unity Life Insurance Comp

1) Mobile Apps Company Designer/Programmer
2) Technology Research Public Company
3) Not-for-Profit
4) Mobile App Developer
5) 3D Manufacturing Co.
6) Not-for-Profit
7) Hedge Fund
8) Farm Products Grower
9) Cold Storage company (India)
10) Not-for-Profit
11) Insurance Company

Rajesh Swaminathan		None	N/A
Michael Verge		None	N/A
John H. Blevins		None	N/A
David Kolker		None	N/A

WESTPORT RESOURCES MANAGEMENT, INC.

Name*	Position with Westport Resources Management, Inc.	Other Business Connections	Type of Business
John Adams Vaccaro	CEO, Board of Directors	None	N/A
Cynthia Cobitt Vaccarro	Board of Directors	None	N/A
Wesley Brimmer Tyler	Board of Directors	None	N/A
Joseph Anthony Tatusko	Chief Investment Officer	None	N/A
Jolyon Fox Stern	Board of Directors	None	N/A
Jeffrey Spencer Sargent	Chief Compliance Officer	None	N/A
Christopher J. DeLaura, CFP®	Chief Operating Officer, Board of Directors	None	N/A

*	The principal business address for each of the principal executive officers is 55 Greens Farms Road, Westport, Connecticut 06880.

SOUND POINT CAPITAL MANAGEMENT, L.P.

Name*	Position with Sound Point Capital Management, L.P.	Other Business Connections	Type of Business
Stephen Jerome Ketchum	CEO	None	N/A
Brian Matthew Feldman	General Counsel, Chief Compliance Officer	None	N/A

*	The principal business address for each of the principal executive officers is 375 Park Avenue, 25th floor, New York, NY 10152.

CONCISE CAPITAL MANAGEMENT, LP

Name*	Position with Concise Capital Management, LP	Other Business Connections	Type of Business
Glenn Scott Koach	Limited Partner	None	N/A
Thomas Peter Krasner	Limited Partner	None	N/A

*	The principal business address for each of the principal executive officers is 1111 Brickell Avenue, Suite 2170, Miami, FL 33131.

AMUNDI SMITH BREEDEN LLC

Amundi Smith Breeden LLC (“Amundi Smith Breeden”) serves as investment adviser for the Registrant’s ALPS/Westport Resources Hedged High Income Fund. The principal address of Amundi Smith Breeden is 280 South Mangum Street, Suite 301, Durham, North Carolina 27701. Amundi Smith Breeden is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Bernard De Wit, Director	Amundi Asset Management 90 Boulevard Pasteur 75730 Paris cedex 15 France	Deputy Chief Executive Officer
Eric Brard, Director	Amundi Asset Management 90 Boulevard Pasteur 75730 Paris cedex 15 France	Global Head of Fixed Income
Pascal Blanqué, Director	Amundi Asset Management 90 Boulevard Pasteur 75730 Paris cedex 15 France	Deputy Chief Executive Officer
Laurent Bertiau, Director	Amundi Asset Management 90 Boulevard Pasteur 75730 Paris cedex 15 France	Global Head of Sales and Marketing
Steven Eason, Director and Senior Executive Vice President	Eason Energy Partners 3415 Surrey Road Durham, NC 27707	Limited Partner
Steven Eason, Director and Senior Executive Vice President	Eason Energy Inc. 3415 Surrey Road Durham, NC 27707	CEO and Chairman

STERLING GLOBAL STRATEGIES LLC

Name*	Position with Sterling Global Strategies LLC	Other Business Connections	Type of Business
Michael S. Haig	Managing Member Chief Executive Officer	None	N/A
Gregory J. Carroll	Managing Member Chief Compliance Officer	None	N/A
Mark W. Eicker	Managing Member Chief Investment Officer	None	N/A

*	The principal business address for each of the principal executive officers is 1108 Aston Avenue, Suite 245, Carlsbad, California 92008.

METIS GLOBAL PARTNERS, LLC

Name*	Position with Metis Global Partners, LLC	Other Business Connections	Type of Business
Machel L. Allen	Managing Member, President, Chief Investment Officer	N/A	N/A
Irina Gorokhov	Member, Research Analyst	N/A	N/A

*	The principal business address for each of the principal executive officers is 11988 El Camino Real, San Diego, California 92130.

ELLINGTON GLOBAL ASSET MANAGEMENT, LLC

The principal business address of Ellington Global Asset Management, LLC is 53 Forest Avenue, Old Greenwich, Connecticut 06870. During the last two fiscal years, no partner of Ellington Global Asset Management, LLC, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than the investment management and broker-dealer business undertaken by Ellington Global Asset Management, LLC, its investment advisory affiliates, and its broker-dealer affiliate, Tod’s Point Capital LLC, located at 53 Forest Avenue, Old Greenwich, Connecticut 06870, with the exception of John Geanakoplos, a Managing Director of Ellington Global Asset Management, LLC, who serves as a professor at Yale University, located in New Haven, Connecticut.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, DBX ETF TRUST, ETFS Trust, EGA Emerging Global Shares Trust, Elevation ETF Trust, Elkhorn ETF Trust, FactorShares Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Reality Shares EFT Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

ALPS Portfolio Solutions Distributor, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Investment Trust, Clough Funds Trust and Select Sector SPDR Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	See Trustee and Officer Table in SAI
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, Assistant Secretary, General Counsel	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Daniel Dolan	Senior Vice President	None
Kevin J. Ireland	Senior Vice President	None
Mark R. Kiniry	Senior Vice President	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Tison Cory	Vice President	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Givens, Young and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	See Trustee and Officer Table in SAI
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices: (1) ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (2) ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (3) Red Rocks Capital LLC, 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401; (4) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; (5) Clough Capital Partners LP, One Post Office Square, 40th Floor, Boston, Massachusetts 02109; (6) Vulcan Value Partners, LLC, 2801 Highway 280 South, Suite 300, Birmingham, AL 35223; (7) CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC), The Metro Center, One Station Place, 3N, Stamford, Connecticut 06902; (8) RiverFront Investment Group, LLC, 1214 East Cary Street, Richmond, VA 23219; and (9) Kotak-Mahindra (UK) Ltd., 6th Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom; (10) Aspen Partners Ltd., 9 East Franklin Street, Richmond, VA 23103; (11) Disciplined Growth Investors, Inc., Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402; (12) Grandeur Peak Global Advisors, LLC, 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101; (13) Highland Associates, Inc., 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478; (14) Seafarer Capital Partners, LLC, 700 Larkspur Landing Circle, Suite #105, Larkspur, CA 94939; (15) Emerald Mutual Fund Advisers Trust, 3175 Oregon Pike, Leola, PA 17540; (16) Hanson McClain, Inc. 110 Woodmere Rd., Suite 250, Folsom, CA 95630; (17) Stonebridge Capital Management, Inc., 1801 Century Park East, Suite 1800, Los Angeles, CA 90067; (18) Robeco Investment Management, Inc., 909 Third Avenue, 32nd Floor, New York, New York 10022, (19) Westport Resources Management, Inc., 55 Greens Farms Road, Westport, Connecticut 06880, (20) Sound Point Capital Management, L.P., 375 Park Avenue, 25th floor, New York, NY 10152, (21) Concise Capital Management LP, 1111 Brickell Avenue, Suite 2170, Miami, FL 33131, and (22) Amundi Smith Breeden LLC, 280 South Magnum Street, Suite 301, Durham, NC 27701, (23) Sterling Wealth Management Group, Inc., 1108 Aston Avenue, Suite 245, Carlsbad, California 92008, (24) Metis Global Partners, LLC, 11988 El Camino Real, San Diego, California 92130, and (25) Ellington Global Asset Management, LLC, 53 Forest Avenue, Old Greenwich, Connecticut 06870.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 174 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on April 15, 2016.

FINANCIAL INVESTORS TRUST (Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	April 15, 2016
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	April 15, 2016
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	April 15, 2016
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	April 15, 2016
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	April 15, 2016
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	April 15, 2016
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	April 15, 2016
Kimberly R. Storms

*
Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 7, 2015 filed as Exhibit (q)(2) of Post-Effective Amendment No. 155 to Registrant’s Registration Statement filed on August 28, 2015, SEC Accession No. 0001398344-15-005820.

Exhibits

(d)(10)	Investment Sub-Advisory Agreement dated January 15, 2014 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund)

(d)(46)	Amendment dated April 15, 2016 to the Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Value Fund

(e)(23)	Amendment dated April 15, 2016 to Distribution Agreement dated January 30, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Seafarer Overseas Value Fund

(g)(23)	Amendment to Custodian Agreement dated March 21, 2016 between Registrant and Brown Brothers Harriman & Co. with respect to the Seafarer Overseas Value Fund

(h)(29)	Amendment dated April 15, 2016 to Transfer Agency and Services Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Value Fund

(h)(57)	Amendment dated April 15, 2016 to Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Value Fund

(h)(67)	Amendment dated January 29, 2016 to the PFO Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund II

(h)(70)	Amendment dated January 29, 2016 to Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund II

(h)(86)	Amended and Restated Chief Compliance Officer Services Agreement dated April 15, 2016 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Growth and Income Fund and the Seafarer Overseas Value Fund

(h)(87)	Amendment to the PFO Services Agreement dated April 15, 2016 between Registrant and ALPS Fund Services, Inc. with respect to Seafarer Overseas Value Fund

(h)(110)	Fee Waiver Letter Agreement dated April 15, 2016 between Registrant and Seafarer Capital Partners, LLC with respect to Seafarer Overseas Value Fund

(i)(5)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund

(j)(3)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the Seafarer Overseas Growth & Income Fund

(m)(2)	Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS/Westport Resources Hedged High Income Fund, ALPS/Sterling ETF Tactical Rotation Fund, and Ellington Credit Income Fund, Class C

(m)(5)	Amended and Restated Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS/Westport Resources Hedged High Income Fund, ALPS/Sterling ETF Tactical Rotation Fund, ALPS/Metis Global Micro Cap Fund and Ellington Credit Income Fund, Class A

(m)(8)	Amended and Restated Shareholder Services Plan – Aspen Managed Futures Strategy Fund, Class A

(m)(10)	Amended and Restated Shareholder Services Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund, Investor Class

(m)(11)	Amended and Restated Shareholder Services Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund, Institutional Class

(m)(25)	Amended and Restated Shareholder Services Plan – Emerald Growth Fund, Emerald Banking and Finance Fund and Emerald Insights Fund, Institutional Class

(m)(26)	Amended and Restated Shareholder Services Plan – Emerald Growth Fund, Emerald Banking and Finance Fund and Emerald Insights Fund, Investor Class

(m)(31)	Amended and Restated Shareholder Services Plan – Pathway Advisors Conservative Fund and Pathway Advisors Aggressive Growth Fund

(m)(32)	Distribution and Services Plan – ALPS/Metis Global Micro Cap Fund, Class C

(n)(1)	Amended Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity, ALPS/WMC Research Value (f/k/a ALPS/WMC Disciplined Value Fund), Clough China, ALPS|CoreCommodity Management CompleteCommodities Strategy, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure, ALPS/Westport Resources Hedged High Income, ALPS/Sterling ETF Tactical Rotation, ALPS/Metis Global Micro Cap and Ellington Credit Income Funds

(n)(5)	Amended Rule 18f-3 Plan – Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund